UNITED STATES                          OMB APPROVAL
           SECURITIES AND EXCHANGE COMMISSION       OMB Number:         3235-307
                  Washington, D.C. 20549            Expires:      August 31,2007
                                                    Estimated average burden
                                                    hours per response... 427.09

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___
   Post-Effective Amendment No.  9                                  [X]
                                ---
                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.  10                                                [X]
                 ---
                   (Check appropriate box or boxes)

                            BARON CAPITAL FUNDS TRUST
--------------------------------------------------------------------------------
         (Exact Name of Registrant as Specified in Charter)

  767 Fifth Avenue, 49th Fl, New York, New York                    10153
-----------------------------------------------------         ------------------
    (Address of Principal Executive Offices)                    (Zip Code)

Registrant's Telephone Number, including Area Code     212-583-2000
                                                   -------------------

Linda S. Martinson, c/o Baron Capital Funds Trust, 767 Fifth Ave, NY, NY 10153
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering
                                             --------------------
It is proposed that this filing will become effective (check appropriate box)
[ X ]    immediately upon filing pursuant to paragraph (b)
[   ]    on (date) pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    on (date) pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[   ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities Act of 1933.

     Form N-1A is to be used by open-end management investment companies, except insurance company separate accounts and small business investment companies licensed under the United States Small Business Administration, to register under the Investment Company Act of 1940 and to offer their shares under the Securities Act of 1933. The Commission has designed Form N-1A to provide investors with information that will assist them in making a decision about investing in an investment company eligible to use the Form. The Commission also may use the information provided on Form N-1A in its regulatory , disclosure review, inspection, and policy making roles.

     A Registrant is required to disclose the information specified by Form N-1A, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-1A unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec.3507.

          POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION
          OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED
          TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID
          OMB CONTROL NUMBER.

SEC 2052 (5-98)
                                       I-3

                                                                     APRIL 2005




                               P R O S P E C T U S




                                   [REGISTERED
                                      LOGO]


                                    B A R O N
                                  C A P I T A L
                                    F U N D S















                                          > BARON CAPITAL ASSET FUND:
                                            INSURANCE SHARES

BARON CAPITAL FUNDS TRUST

Baron Capital Asset Fund: Insurance Shares

          767 Fifth Avenue, New York, New York 10153
          1-800-99-BARON 212-583-2100










          This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.





          As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the Commission has approved or disapproved them or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.





          APRIL 20, 2005


1         PROSPECTUS

TABLE OF CONTENTS


INFORMATION               Investment Goals and Strategies............................... 3
ABOUT THE                 Past Performance.............................................. 4
FUND                      Fund Expenses................................................. 5
                          Financial Highlights.......................................... 6
                          Other Investment Strategies................................... 7
                          Management of the Fund........................................ 9
                          12b-1 Plan.................................................... 9
 ---------------------------------------------------------------------------------------------
INFORMATION               How Your Shares are Priced................................... 10
ABOUT YOUR                How to Purchase Shares....................................... 10
INVESTMENT                How to Redeem Shares......................................... 11
                          Distributions and Taxes...................................... 12
 ---------------------------------------------------------------------------------------------
GENERAL                   Custodian, Transfer Agent and Dividend Agent................. 13
INFORMATION               Shareholder Information...................................... 13
 ---------------------------------------------------------------------------------------------
MORE
INFORMATION               Back Cover



2         PROSPECTUS

INFORMATION ABOUT THE FUND

INVESTMENT GOALS AND STRATEGIES


          THE INVESTMENT GOALS OF BARON CAPITAL ASSET FUND: capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

          Investment decisions are made by the Fund's investment adviser, BAMCO, Inc. (the "Adviser").

          The Fund invests primarily in small sized companies with market capitalizations of under $2.5 billion and medium sized companies with market values of $2.5 billion to $8 billion. Although the Fund invests primarily in small and medium sized companies, the Fund will not sell positions just because their market values have increased. The Fund will add to its positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in the Adviser's judgment, the company is still an attractive investment. The Fund may invest in larger companies if the Adviser perceives an attractive opportunity in a larger company.

          WHAT DOES THE ADVISER LOOK FOR?

          In making investment decisions for the Fund, the Adviser seeks:

                  1. securities that the Adviser believes have favorable price to value characteristics based on the Adviser's assessment of their prospects for future growth and profitability.

                  2. businesses that the Advisor believes are well managd, have significant long-term growth prospects and are attractively priced.

          The Adviser focuses on the long-term fundamental prospects of the businesses in which it invests, rather than on historical operating results or current earnings expectations. The Adviser looks for securities that it believes have the potential to increase in value at least 100% over four subsequent years. The Adviser thoroughly researches the companies in which the Fund invests. Included in the research process are visits and interviews by the Adviser with company managements and their major competitors. The Adviser looks for the ability of a company to grow its business substantially within a four to five year period; special business niches that create unusually favorable business opportunities; sustainable barriers to competition; and strong management capabilities. The Adviser seeks to purchase these companies at what it perceives are attractive prices relative to projected future cash flows and asset values, before the companies' long-term business prospects are appreciated by other investors. The Fund may take large positions in the companies in which the Adviser has the greatest conviction. The Fund has a long term outlook. There is no assurance that the Fund will meet its investment goals. The Fund is designed for long-term investors, not for investors who intend to sell after a short period of time.

          WHAT KINDS OF SECURITIES DOES THE FUND BUY?

          The Fund invests primarily in common stocks but may also invest in other equity-type securities such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. Securities are selected for their capital appreciation potential, and investment income is not a consideration.

          WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

          GENERAL STOCK MARKET RISK o The Fund's principal risks are those of investing in the stock market. The value of your investment in the Fund will increase as the stock market prices of the securities owned by the Fund increase and will decrease as the Fund's investments decrease in market value. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer, such as political, economic or general market conditions. Because the stock values

3         PROSPECTUS
          fluctuate, when you sell your investment you may receive more or less money than you originally invested.

          SMALL AND MEDIUM SIZED COMPANIES o The Adviser believes there is more potential for capital appreciation in smaller companies and in establishing significant positions in companies in which the Adviser has the greatest conviction, but there also may be more risk. Securities of smaller companies may not be well known to most investors and the securities may be thinly traded. There is more reliance on the skills of a company's management and on their continued tenure. Smaller company securities may fluctuate in price more widely than the stock market generally and may be more difficult to sell in market downturns. This investment approach requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

          LARGE POSITIONS o Even though the Fund is diversified, it may establish significant positions in companies in which the Adviser has the greatest conviction. If the stock price of one or more of those companies should decrease, it would have a big impact on the Fund's net asset value. The Fund's returns may be more volatile than those of a less concentrated portfolio.

          LONG TERM OUTLOOK o The Fund is designed for long term investors who are willing to hold investments for a substantial period of time. The cash flows and valuations that the Adviser projects for a company may not be achieved, which would negatively impact the stock market price of that company.

          PAST PERFORMANCE

          The information below shows the Fund's annual return and performance since its inception. The bar chart shows you how the performance has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000, a widely recognized unmanaged index of smaller companies. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future. The annual report contains additional performance information which is available upon request without charge by writing or calling the Fund at the address and telephone number set forth on the back of this prospectus.

          INSURANCE SHARES:

          Annual returns for periods ended 12/31 of each year


          [GRAPH]

           35.8%      -2.7%     12.3%      -14.2%     30.0%      25.6%
             |          |         |           |         |          |
           1999       2000      2001        2002      2003       2004


                  Best Quarter:    4th Qtr 2001   21.9%
                  Worst Quarter:   3rd Qtr 2001  -18.7%

          AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/04

           -------------------------------------------------------------------
                                                             SINCE INCEPTION
                                      1 YEAR     5 YEARS        (10/01/98)
           -------------------------------------------------------------------
            Insurance Shares          25.64%      8.92%           17.63%
           -------------------------------------------------------------------
            Russell 2000              18.33%      6.61%           11.20%
           -------------------------------------------------------------------





4         PROSPECTUS

FUND EXPENSES


          The table below describes the fees and expenses that you would pay if you buy and hold shares of the Fund. The fee table does not reflect any fees and expenses imposed by the variable annuity and life contracts through which the Fund is sold.

          ANNUAL FUND OPERATING EXPENSES

          (Expenses that are deducted from the Fund's assets)

                                                        INSURANCE
                                                          SHARES
                                                          ------
          MANAGEMENT FEES                                  1.00%
          12B-1 FEES                                       0.25%
          OTHER EXPENSES                                   0.11%
                                                           ----
          TOTAL ANNUAL FUND OPERATING EXPENSES             1.36%*
                                                           ====
          ---------------
          * The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.50% for the first $250 million of the average net assets; 1.35% for the next $250 million of the average net assets and 1.25% for the average net assets over $500 million.

          EXAMPLE

          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same at 1.36%. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR    3 YEARS    5 YEARS   10 YEARS
          BARON CAPITAL ASSET FUND      $138       $431      $745      $1,635



5         PROSPECTUS

FINANCIAL HIGHLIGHTS


          The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. The "total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by PricewaterhouseCoopers LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report.

          INSURANCE SHARES:

                                                                     2004         2003          2002          2001         2000
          YEAR ENDED DECEMBER 31,                                    ----         ----          ----          ----         ----
          NET ASSET VALUE, BEGINNING OF YEAR                      $    21.53   $    16.56    $    19.30    $    17.26   $   17.77
                                                                  ----------   ----------    ----------    ----------   ---------
          INCOME FROM INVESTMENT OPERATIONS
           Net investment loss                                         (0.20)       (0.22)        (0.19)        (0.18)      (0.16)
           Net realized and unrealized gain (loss) on
             investments                                                5.72         5.19         (2.55)         2.31       (0.31)
                                                                  ----------   ----------    ----------    ----------   ---------
             TOTAL FROM INVESTMENT OPERATIONS                           5.52         4.97         (2.74)         2.13       (0.47)
                                                                  ----------   ----------    ----------    ----------   ---------
          LESS DISTRIBUTIONS
           Dividends from net investment income                         0.00         0.00          0.00          0.00        0.00
           Distributions from net realized gains                        0.00         0.00          0.00         (0.09)      (0.04)
                                                                  ----------   ----------    ----------    ----------   ---------
             TOTAL DISTRIBUTIONS                                        0.00         0.00          0.00         (0.09)      (0.04)
                                                                  ----------   ----------    ----------    ----------   ---------
          NET ASSET VALUE, END OF YEAR                            $    27.05   $    21.53    $    16.56    $    19.30   $   17.26
                                                                  ==========   ==========    ==========    ==========   =========
             TOTAL RETURN                                              25.6%        30.0%        (14.2%)        12.3%#      (2.7%)#
                                                                  ----------   ----------    ----------    ----------   ---------
          RATIOS/SUPPLEMENTAL DATA
          Net assets (in thousands), end of year                  $296,617.1   $176,208.0    $125,835.9    $112,983.3   $60,412.2
          Ratio of total expenses to average net assets                1.36%        1.44%         1.42%         1.59%       1.66%
          Less: Expense reimbursement by investment adviser            0.00%        0.00%         0.00%        (0.09%)     (0.16%)
                                                                  ----------   ----------    ----------    ----------   ---------
          Ratio of net expenses to average net assets                  1.36%        1.44%         1.42%         1.50%       1.50%
                                                                  ==========   ==========    ==========    ==========   =========
          Ratio of net investment loss
            to average net assets                                     (0.96%)      (1.28%)       (1.05%)       (1.18%)     (1.02%)
          Portfolio turnover rate                                     29.74%       28.08%        33.01%        31.85%      39.38%

          ---------------
          # The total returns would have been lower had certain expenses not been reduced during the periods shown.


6         PROSPECTUS

OTHER INVESTMENT STRATEGIES


          WHAT ARE SOME OF THE OTHER INVESTMENTS THE FUND MAKES?

          CONVERTIBLE SECURITIES o Since convertible securities combine the investment characteristics of both bonds and common stocks, the Fund's convertible securities investments absorb the market risks of both stocks and bonds. The combination does, however, make the investment less sensitive to interest rate changes than straight bonds of comparable maturity and quality and usually less volatile than common stocks. Because of these factors, convertible securities are likely to perform differently than broadly-based measures of the stock and bond markets.

          DEBT SECURITIES o The debt security portion of the portfolio may include notes, bonds, debentures and money market instruments. Debt securities represent an obligation of the issuer to repay a loan of money to it, often with interest. The debt securities in which the Fund may invest include rated and unrated securities and convertible instruments. There is no minimum rating for the debt securities that may be purchased for the Fund. The Fund relies on the Adviser's assessment of the issuer's securities and does not use independent ratings organizations.

          CASH POSITION o When the Adviser determines that opportunities for profitable investments are limited or that adverse market conditions exist, all or a portion of the Fund's assets may be invested in cash or cash equivalents such as money market instruments, which include U.S. Government securities, certificates of deposit, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements. If the Fund has a significant position in cash or cash equivalents, its investment objectives may not be achieved. The Fund may borrow up to 30% of the value of its total assets, including the amount borrowed, as of the time the borrowing is made for temporary, emergency or other purposes.

          ILLIQUID SECURITIES o The Fund may invest up to 15% of its net assets in securities that are illiquid. An illiquid security is one that cannot be disposed of in the ordinary course of business within seven days.

          SPECIAL SITUATIONS o The Fund may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement.

          OPTIONS AND DERIVATIVES o The Fund may write (sell) put options and covered call options and purchase put and call options on equity and/ or debt securities. A call option gives the purchaser of the options the right to buy, and when exercised obligates the writer to sell, the underlying security at the exercise price. A put option gives the purchaser of the option the right to sell, and when exercised obligates the writer to buy, the underlying security at the exercise price. The options may be listed or over- the-counter. The Fund may also enter into equity swap agreements with approved parties.

          FOREIGN SECURITIES o The Fund may invest without limitation in the securities of foreign issuers in U.S. denominated form known as American Depository Receipts. It may also invest up to 10% of its total assets in foreign denominated form.

          OTHER STRATEGIES o The Fund has additional investment strategies and restrictions that govern its activities. For a list of these restrictions and more information about the investment strategies, please see the section "Investment Goals, Strategies and Risks" in the Statement of Additional Information ("SAI"). Those that are identified as "fundamental" may only be changed with shareholder approval, while the others may be changed by the Board of Trustees.


7         PROSPECTUS

          What are some additional risk factors?

          DEBT SECURITIES o Lower rated securities may have a higher yield and the potential for a greater return than investment grade securities but may also have more risk. Lower rated securities are generally meant for longer-term investing and may be subject to certain risks with respect to the issuing entity and to market fluctuations. See the SAI for more information. The Adviser will also evaluate the securities and the ability of the issuers to pay interest and principal. With lower rated debt securities, the Fund's ability to achieve its investment objective may be more dependent on the Adviser's credit analysis than might be the case with higher rated securities. The market price and yield of lower rated securities are generally more volatile than those of higher rated securities. Factors adversely affecting the market price and yield of these securities will adversely affect the Fund's net asset value. The trading market for these securities may be less liquid than that of higher rated securities. Companies that issue lower rated securities may be highly leveraged or may have unstable earnings, and consequently the risk of the investment in the securities of such issuers may be greater than with higher rated securities.

          The interest bearing features of debt securities carry a promise of income flow, but the price of the securities are inversely affected by changes in interest rates and are therefore subject to the risk of market price fluctuations. The market values of debt securities may also be affected by changes in the credit ratings or financial condition of the issuers.

          OPTIONS AND DERIVATIVES o Options may fail as hedging techniques in cases where the price movements of the securities underlying the options do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and derivatives depend on the Adviser's ability to anticipate correctly the direction of stock prices, interest rates, and other economic factors. The dealer who takes the other side of a derivative transaction could fail. Where a liquid secondary market does not exist, the Fund would likely be unable to control losses by closing its position.

          BORROWINGS o To the extent the Fund borrows, it must maintain continuous asset coverage of 300% of the amount borrowed. Such borrowing has special risks. Any amount borrowed will be subject to interest costs that may or may not exceed the appreciation of the securities purchased.

          ILLIQUID SECURITIES o The absence of a trading market could make it difficult to ascertain a market value for illiquid positions. The
          Fund's net asset value could be adversely affected if there were no ready buyer at an acceptable price at the time the Fund decided to sell. Time-consuming negotiations and expenses could occur in disposing of the shares.

          FOREIGN SECURITIES o Investments in foreign securities may have greater risks than investments in domestic securities and such risks may be unrelated to the price of the security. Such risks include currency exchange risks, as the value of local currency relates to the U.S. Dollar. The value of a foreign security may be worth less in U.S. Dollars even if the security increases in value in its own country due to declines in exchange rates or changes in U.S. or foreign laws. Foreign investments are also subject to political and economic risks, particularly in countries with unstable governments, different legal systems, and limited industries. In some countries there may be the risk of governments seizing the assets or operations of a company. Further, there may be less governmental supervision of foreign markets, including non-standardized financial reporting and less publicly available information. There is also the risk that the foreign securities may be less liquid, there may be delays in settlement of purchases and sale transactions, and there may not be adequate protection to ensure the other side will complete a transaction.

          SPECIAL SITUATIONS o Investments in special situations have the risk that the anticipated development does not occur or does not attract the expected attention.

          POTENTIAL CONFLICTS OF INTEREST o The Insurance Shares are available only to variable annuity and variable life separate accounts of insurance companies that are not affiliated with the Adviser, and the Retirement Shares are available only to certain participant directed qualified retirement plans. There is a possibility that a material conflict of interest may arise, although the Fund does not

8         PROSPECTUS
          anticipate that will happen. It is possible that a qualified plan investing in the Retirement Shares might lose its qualified tax status, which could have adverse tax effects on insurance company separate accounts investing in the Fund. If a material disadvantage or conflict should occur, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investment in the Fund. If this were to occur, the Fund might have to sell securities at disadvantageous prices.

          MANAGEMENT OF THE FUND

          The Board of Trustees oversees the management of the Fund. A list of the Board members and of the Fund's officers may be found in the Statement of Additional Information. BAMCO, Inc., the Adviser, is located at 767 Fifth Avenue, New York, New York 10153, and is responsible for portfolio management. It is a subsidiary of Baron Capital Group, Inc. ("BCG"). Baron Capital, Inc. ("Baron Capital"), a registered broker-dealer and the distributor of the shares of the Fund, is also a subsidiary of BCG. Ronald Baron is the founder, chief executive officer and chairman of the Adviser and BCG and, with his family, is the principal owner of BCG. Morty Schaja is the president and chief operating officer of the Adviser and BCG.

          Mr. Baron has been the portfolio manager of the Fund since its inception. He has been the portfolio manager for two other mutual funds, Baron Asset Fund and Baron Growth Fund, since their inceptions in 1987 and 1995, respectively, and he has managed money for others since 1975. The Adviser is primarily responsible for the day-to-day management of the portfolio. The Adviser also serves as portfolio manager for other products offered by affiliates that could conflict with the Adviser's responsibilities to the Fund. The Adviser keeps the books of account of the Fund and calculates daily the income and net asset value per share of the Fund. For its services, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of the average net assets in the Fund, 1.35% for the average net assets over $250 million, and 1.25% for the average net assets over $500 million.

          Brokerage transactions for the Fund in exchange-listed securities or for transactions executed through ECNs or computer-based trading networks, are executed primarily by or through the Adviser's affiliate, Baron Capital, when consistent with trying to obtain the best execution for the Fund. Baron Capital is a registered broker-dealer and a member of the NASD. Please see the Statement of Additional Information for more information about trade executions.

          12b-1 PLAN

          The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of the Insurance Shares and for services provided to Insurance Share holders. Because the fees are paid out of the assets of the Fund with respect to the Shares on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The 12b-1 plan authorizes the Fund to pay Baron Capital a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets. Baron Capital may from time-to-time pay Participating Insurance Companies or their affiliates whose customers hold the Insurance Shares for providing a variety of administrative services. See the Statement of Additional Information for a more detailed listing of the expenses and types of services covered by the Distribution Plan. The Distributor or its affiliates may enter into arrangements with third parties to sell the Fund to or hold the Fund for, their customers in programs and pay such third parties directly for charges which may include, among others, those related shareholder servicing, shareholder accounting and custody expenses that exceed the 12b-1 fee.


9         PROSPECTUS

INFORMATION ABOUT YOUR INVESTMENT

HOW YOUR SHARES ARE PRICED


          The purchase or sale price for your shares is the Fund's net asset value per share ("NAV"), which is generally calculated as of the close of trading of the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open. Your purchase or sale will be priced at the next NAV calculated after the order has been received and accepted by the Fund's transfer agent. The Fund's investments are valued based on the last sale price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board, and the committee reports to the Board every quarter. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. The Fund may change the time at which orders are priced if the Exchange closes at a different time or an emergency exists.


HOW TO PURCHASE SHARES


          The Insurance Shares are offered only to separate accounts of Participating Insurance Companies and the Retirement Shares are offered only through qualified retirement plans. The Fund does not offer its shares to investors directly. You should read the applicable separate account prospectus or your plan documents for information on how to purchase shares of the Fund. At present, the Fund is offered and sold only to persons residing in the United States, Puerto Rico, Guam and the U.S. Virgin Islands or persons in the U.S. military with appropriate identifying documents.

          ANTI-MONEY LAUNDERING REGULATIONS

          As part of the Fund's legal responsibility to fight the funding of terrorism and money laundering activities the Fund may require additional information about shareholders.

          POLICY REGARDING FREQUENT PURCHASES AND
          REDEMPTIONS OF FUND SHARES

          The Fund discourages any person who is not a long-term investor from investing in the Fund. The Board of Trustees of the Fund has adopted policies and procedures to minimize frequent purchases and redemptions of Fund shares by shareholders. The Fund believes that frequent trading (which may include market timing, short term trading or excessive trading) of Fund shares has the potential to adversely impact other shareholders of the Fund. The Fund makes investments for the long term, and have had relatively low turnover of the portfolios. See page 3 of this prospectus for more information about this long-term approach.

          The Adviser believes that frequent trading of Fund shares causes risks to the Fund and its shareholders. Frequent trading may dilute the value of Fund shares held by long-term shareholders, trigger gains taxable to Fund shareholders, increase brokerage and administrative costs and interfere with the efficient management of the Fund. It may disrupt the Adviser's ability to manage the Fund in accordance with its objectives. This disadvantages other shareholders of the Fund and adds to Fund costs, as the Adviser may be required to sell investments prematurely to raise cash to meet redemptions. The impact could be particularly severe for a smaller fund,

10        PROSPECTUS
          because the frequent activity would have greater impact on each remaining longer-term shareholder. The risk to long-term shareholders of Baron Capital Asset Fund are pronounced because the Fund invests in smaller capitalization companies that have potentially less liquidity, therefore incurring greater trading-related transaction costs. Shareholders could also be negatively affected by frequent trading if the Adviser is forced to re-balance the portfolio and thereby incur substantial expenses in doing so.

          If the Adviser reasonably believes that a person is not a long-term investor, it will attempt to prohibit that person from investing in the Fund. The Fund presumes that a person who trades in and then out of a Fund within six months or less is not a long-term investor, although the Fund will consider evidence that rebuts that presumption. The Adviser will examine information that is reasonably available to it at the time (including information supplied by third parties) and if it is able to identify a person whom the Adviser deems is not a long term investor it will attempt to (i) bar the person from returning to the Fund or (ii) reject the investment from the outset. Although the Adviser may not be able to identify all persons who engage in frequent trading, it will make attempts to minimize frequent trading activity in the Fund.

          The Fund will not allow exchanges for an investor the Adviser reasonably believes has not been a long-term investor in the Fund being exchanged. The Fund's policies and procedures may be modified or terminated at any time. The Fund continues to reserve the right to reject any purchase or exchange request for any reason.


HOW TO REDEEM SHARES


          You may not redeem your shares of the Fund directly. You should read the applicable separate account prospectus or your plan documents for information on how to redeem your shares, surrender a contract, or change existing allocations. Redemptions will not be made until all of the requirements for redemption are met.

          Redemptions are priced at the net asset value next calculated after your redemption request is received and accepted by the transfer agent in proper form.

          The Fund may suspend the normal redemption process if trading on the New York Stock Exchange is suspended or if an emergency exists that reasonably precludes the valuation of the Fund's net assets.


DISCLOSURE OF PORTFOLIO HOLDINGS


          The Board has adopted policies and procedures governing the disclosure of the Fund's portfolio holdings. More detailed information about this policy can be found in the Fund's Statement of Additional Information.

          QUARTERLY: The Fund posts on the Baron Funds(R) website, usually on the third business day after quarter end, the total net assets for the Fund. The Fund also posts on the website, usually 5 business days after the quarter end, the top ten long positions for the Fund. In addition, the Fund posts on the website, usually on the 15th business day after quarter end, all long securities positions representing 1/2 of 1% or greater of the Fund's net assets and the cash position at the just-ended quarter end. All of this information will remain on the website until the next quarter end's information is posted.

          MONTHLY: In addition, the Fund posts on the Baron Funds(R) website, usually the 10th business day after month end, the Fund's ten largest long positions, stated as a percentage of net assets. This information will remain on the website until the next month end's information is posted.


11        PROSPECTUS

          Other information that may be of interest to investors, such as industry breakdowns and a historical analysis of security impact, may be available on the Baron Funds(R) website.

          The website address is www.BaronFunds.com. The link to Fund information is www.BaronFunds.com/296516.PDF. Holdings information for the Fund can be accessed from this link. Please note that the Insurance Shares are not available through Baron Funds(R) directly, but are sold only through sponsoring insurance companies. The Retirement Shares are offered only through qualified retirement plans.

          The Fund may release the portfolio information to persons earlier than the dates stated above only if the Chief Operating Officer, Chief Financial Officer, General Counsel or Chief Compliance Officer of the Fund determines that the release of such information is in the best interest of the Fund's shareholders, that there is a legitimate business purpose, and the person agrees in writing to maintain the confidentiality of the information and not to trade on the information. More detailed information about these arrangements can be found in the Fund's Statement of Additional Information.

          If the Fund inadvertently releases the information prior to the dates stated above to any person, and there was no agreement as described, the Fund will promptly post the information to the website. The Fund may also release what the Fund's executive officers reasonably deem to be immaterial information prior to the above time table as the Fund deems appropriate.

          No employee of the Adviser is allowed to accept compensation or consideration in any form with respect to the release of the of Fund's portfolio holdings. "Consideration" includes any agreement to maintain assets in the Fund's or in other investment companies or accounts managed by the Adviser. Any exceptions to any of the Fund's disclosure policies are reported to the Board.


DISTRIBUTIONS AND TAXES


          The Fund pays its shareholders dividends from its net investment income and distributes any net realized capital gains once each year. Your distributions will be automatically reinvested in the Fund. After every distribution, the value of a share is automatically reduced by the amount of the distribution.

          Because the Insurance Shares may be purchased only through variable insurance contracts and the Retirement Shares may be purchased only through qualified plans, any dividends derived from net investment income and distributions of capital gains will not be currently taxable if left to accumulate in the variable insurance contract or qualified plan. Generally, if you withdraw money from a variable insurance contract you may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. Please read your separate account prospectus for additional information.


12         PROSPECTUS

GENERAL INFORMATION

CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT


          The Bank of New York, One Wall Street, New York, New York 10286 is the custodian for the Fund's cash and securities. DST Systems, Inc. serves as transfer agent and dividend disbursing agent. They are not responsible for investment decisions for the Fund.


SHAREHOLDER INFORMATION


          If you have questions about general Fund information please call the Fund's office at 1-800-99-BARON or 212-583-2100.

          As a Delaware business trust, annual shareholder meetings are not required. The Fund sends unaudited semi-annual reports and audited annual reports to owners of variable insurance contracts and plan participants. Pending legal proceedings, if any, are disclosed in the Statement of Additional Information.


PRIVACY NOTICE


          The Fund does not disclose any nonpublic information about its customers to anyone, except as permitted or required by law.


13         PROSPECTUS

FOR MORE INFORMATION


          Investors who want more information about Baron Capital Asset Fund may obtain the following documents free upon request at the numbers or address below.


SHAREHOLDER REPORTS

          Additional information about the Fund's investments is available in the Fund's reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION


          Additional information is also contained in the Statement of Additional Information dated April 20, 2005. A current Statement of
          Additional Information is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference. You may obtain the Statement of Additional Information and the shareholder reports without charge by writing or calling the Fund or by contacting your plan administrator or separate account administrator.


TO OBTAIN INFORMATION

          BY TELEPHONE
              Call 1-800-99-BARON (1-800-992-2766)
          BY MAIL
              Write to:    Baron Capital, Inc.
                           767 Fifth Avenue
                           New York, NY 10153
          BY E-MAIL
              Send your request to:
              info@BaronFunds.com

          ON THE INTERNET
                    Text-only versions of Baron Capital Asset Fund documents can be viewed on-line or downloaded from the EDGAR database on the SEC's Internet site at: http://www.sec.gov

          OTHER

          You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (phone 202-942-8090). Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

 Ticker Symbol: Baron Capital Asset Fund -- Insurance Shares  BCAIX

 SEC file number: 811-8505




                                [Registered Logo]

                                                                     APRIL 2005




                               P R O S P E C T U S







                                   [Registered
                                      Logo]


                                    B A R O N
                                  C A P I T A L
                                    F U N D S

































                                          > BARON CAPITAL ASSET FUND:
                                            RETIREMENT SHARES

BARON CAPITAL FUNDS TRUST

Baron Capital Asset Fund: Retirement Shares

          767 Fifth Avenue, New York, New York 10153
          1-800-99-BARON 212-583-2100










          This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.





          As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the Commission has approved or disapproved them or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.





          APRIL 20, 2005


1         PROSPECTUS

TABLE OF CONTENTS

INFORMATION               Investment Goals and Strategies..................................... 3
ABOUT THE                 Principal Risks..................................................... 3
FUND                      Past Performance.................................................... 4
                          Fund Expenses....................................................... 5
                          Financial Highlights................................................ 6
                          Other Investment Strategies......................................... 7
                          Management.......................................................... 9
 ---------------------------------------------------------------------------------------------------
INFORMATION               How Your Shares are Priced......................................... 10
ABOUT YOUR                How to Purchase Shares............................................. 10
INVESTMENT                How to Redeem Shares............................................... 11
                          Distributions and Taxes............................................ 12
 ---------------------------------------------------------------------------------------------------
GENERAL                   Custodian, Transfer Agent and Dividend Agent....................... 12
INFORMATION               Shareholder Information............................................ 12
 ---------------------------------------------------------------------------------------------------
MORE
INFORMATION               Back Cover



2         PROSPECTUS

INFORMATION ABOUT THE FUND


INVESTMENT GOALS AND STRATEGIES

          THE INVESTMENT GOALS OF BARON CAPITAL ASSET FUND: capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

          Investment decisions are made by the Fund's investment adviser, BAMCO, Inc. (the "Adviser").

          The Fund invests primarily in small sized companies with market capitalizations of under $2.5 billion and medium sized companies with market values of $2.5 billion to $8 billion. Although the Fund invests primarily in small and medium sized companies, the Fund will not sell positions just because their market values have increased. The Fund will add to its positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in the Adviser's judgment, the company is still an attractive investment. The Fund may invest in larger companies if the Adviser perceives an attractive opportunity in a larger company.

          WHAT DOES THE ADVISER LOOK FOR?

          In making investment decisions for the Fund the Adviser seeks:

                 1. securities that the Adviser believes have favorable price to value characteristics based on the Adviser's assessment of their prospects for future growth and profitability.

                 2. businesses that the Adviser believes are well managed, have significant long-term growth prospects and are attractively priced.

          The Adviser seeks investments that are supported by long lasting "mega-trends," long lasting societal, demographic and economic trends. The Adviser focuses on the long-term fundamental prospects of the businesses in which it invests, rather than on historical operating results or current earnings expectations. The Adviser looks for securities that it believes have the potential to increase in value at least 100% over four subsequent years. The Adviser thoroughly researches the companies in which the Fund invests. Included in the research process are visits and interviews by the Adviser with company managements and their major competitors. The Adviser looks for the ability of a company to grow its business substantially within a four to five year period; special business niches that create unusually favorable business opportunities; sustainable barriers to competition; and strong management capabilities. The Adviser seeks to purchase these companies at what it perceives are attractive prices relative to projected future cash flows and asset values, before the companies' long-term business prospects are appreciated by other investors. The Fund may take large positions in the companies in which the Adviser has the greatest conviction. The Fund has a long term outlook. There is no assurance that the Fund will meet its investment goals. The Fund is designed for long-term investors, not for investors who intend to sell after a short period of time.

          WHAT KINDS OF SECURITIES DOES THE FUND BUY?

          The Fund invests primarily in common stocks but may also invest in other equity-type securities such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. Securities are selected for their capital appreciation potential, and investment income is not a consideration.

          WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

          GENERAL STOCK MARKET RISK o The Fund's principal risks are those of investing in the stock market. The value of your investment in the Fund will increase as the stock market prices of the securities owned by the Fund increase and will decrease as the Fund's investments decrease in

3         PROSPECTUS
          market value. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer, such as political, economic or general market conditions. Because the stock values fluctuate, when you sell your investment you may receive more or less money than you originally invested.

          SMALL AND MEDIUM SIZED COMPANIES o The Adviser believes there is more potential for capital appreciation in smaller companies and in establishing significant positions in companies in which the Adviser has the greatest conviction, but there also may be more risk. Securities of smaller companies may not be well known to most investors and the securities may be thinly traded. There is more reliance on the skills of a company's management and on their continued tenure. Smaller company securities may fluctuate in price more widely than the stock market generally and may be more difficult to sell in market downturns. This investment approach requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

          LARGE POSITIONS o Even though the Fund is diversified, it may establish significant positions in companies in which the Adviser has the greatest conviction. If the stock price of one or more of those companies should decrease, it would have a big impact on the Fund's net asset value. The Fund's returns may be more volatile than those of a less concentrated portfolio.

          LONG TERM OUTLOOK o The Fund is designed for long term investors who are willing to hold investments for a substantial period of time. The cash flows and valuations that the Adviser projects for a company may not be achieved, which would negatively impact the stock market price of that company.

          PAST PERFORMANCE

          The information below shows the Fund's annual return and performance since its inception. The bar chart shows you how the performance has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000, a widely recognized unmanaged index of smaller companies. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future. The annual report contains additional performance information which is available upon request without charge by writing or calling the Fund at the address and telephone number set forth on the back of this prospectus.

          RETIREMENT SHARES

          Annual returns for periods ended 12/31 of each year




         [GRAPH]


                36.0%     -2.4%    12.6%   -14.1%      30.3%    25.7%
                  |         |        |        |          |        |
                1999      2000     2001     2002       2003     2004


                  Best Quarter:    4th Qtr 2001     22.0%
                  Worst Quarter:   3rd Qtr 2001    -18.6%

          AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/04

           ------------------------------------------------------------------
                                                             SINCE INCEPTION
                                        1 YEAR    5 YEARS      (11/25/98)
           ------------------------------------------------------------------
            Retirement Shares           25.74%     9.12%         14.75%
           ------------------------------------------------------------------
            Russell 2000                18.33%     6.61%          9.90%
           ------------------------------------------------------------------




4         PROSPECTUS

FUND EXPENSES


          The table below describes the fees and expenses that you would pay if you buy and hold shares of the Fund.

          ANNUAL FUND OPERATING EXPENSES

          (Expenses that are deducted from the Fund's assets)

                                                              RETIREMENT
                                                                SHARES
                                                                ------
          MANAGEMENT FEES                                        1.00%
          OTHER EXPENSES                                         0.56%
                                                                ------
          TOTAL ANNUAL FUND OPERATING EXPENSES                   1.56%
             Expense Reduction                                  (0.31%)*
                                                                ------
          NET EXPENSES                                           1.25%
                                                                ======

          ---------------
          * The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.25% of the average net assets. The advisory contract is renewable for one year periods.

          EXAMPLE

          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses will be capped at 1.25% for one year and 1.56% for every year thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS    5 YEARS   10 YEARS
          BARON CAPITAL ASSET FUND       $127       $462      $821      $1,830



5         PROSPECTUS

FINANCIAL HIGHLIGHTS


          The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. The "total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by PricewaterhouseCoopers LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report.

          RETIREMENT SHARES:

                                                                               2004       2003        2002        2001       2000
          YEAR ENDED DECEMBER 31,                                              ----       ----        ----        ----       ----
          NET ASSET VALUE, BEGINNING OF YEAR                                 $  21.76   $  16.70    $  19.43    $  17.34   $  17.81
                                                                             --------   --------    --------    --------   --------
          INCOME FROM INVESTMENT OPERATIONS
           Net investment loss                                                  (0.20)     (0.19)      (0.17)      (0.16)     (0.14)
           Net realized and unrealized gain (loss) on investments                5.80       5.25       (2.56)       2.34      (0.29)
                                                                             --------   --------    --------    --------   --------
             TOTAL FROM INVESTMENT OPERATIONS                                    5.60       5.06       (2.73)       2.18      (0.43)
                                                                             --------   --------    --------    --------   --------
          LESS DISTRIBUTIONS
           Dividends from net investment income                                  0.00       0.00        0.00        0.00       0.00
           Distributions from net realized gains                                 0.00       0.00        0.00       (0.09)     (0.04)
                                                                             --------   --------    --------    --------   --------
             TOTAL DISTRIBUTIONS                                                 0.00       0.00        0.00       (0.09)     (0.04)
                                                                             --------   --------    --------    --------   --------
          NET ASSET VALUE, END OF YEAR                                       $  27.36   $  21.76    $  16.70    $  19.43   $  17.34
                                                                             ========   ========    ========    ========   ========
             TOTAL RETURN #                                                     25.7%      30.3%      (14.1%)      12.6%      (2.4%)
                                                                             --------   --------    --------    --------   --------
          RATIOS/SUPPLEMENTAL DATA
          Net assets (in thousands), end of year                             $4,879.6   $3,880.7    $2,564.7    $3,943.6   $3,502.5
          Ratio of total expenses to average net assets                         1.56%      1.97%       2.06%       2.16%      1.76%
          Less: Expense reimbursement by investment adviser                    (0.31%)    (0.72%)     (0.81%)     (0.91%)    (0.51%)
                                                                             --------   --------    --------    --------   --------
          Ratio of net expenses to average net assets                           1.25%      1.25%       1.25%       1.25%      1.25%
                                                                             ========   ========    ========    ========   ========
          Ratio of net investment loss to average net assets                   (0.85%)    (1.08%)     (0.86%)     (0.89%)    (0.77%)
          Portfolio turnover rate                                              29.74%     28.08%      33.01%      31.85%     39.38%

          ---------------
          # The total return would have been lower had certain expenses not been reduced during the periods shown.


6         PROSPECTUS

OTHER INVESTMENT STRATEGIES


          WHAT ARE SOME OF THE OTHER INVESTMENTS THE FUND MAKES?

          CONVERTIBLE SECURITIES o Since convertible securities combine the investment characteristics of both bonds and common stocks, the Fund's convertible securities investments absorb the market risks of both stocks and bonds. The combination does, however, make the investment less sensitive to interest rate changes than straight bonds of comparable maturity and quality and usually less volatile than common stocks. Because of these factors, convertible securities are likely to perform differently than broadly-based measures of the stock and bond markets.

          DEBT SECURITIES o The debt security portion of the portfolio may include notes, bonds, debentures and money market instruments. Debt securities represent an obligation of the issuer to repay a loan of money to it, often with interest. The debt securities in which the Fund may invest include rated and unrated securities and convertible instruments. There is no minimum rating for the debt securities that may be purchased for the Fund. The Fund relies on the Adviser's assessment of the issuer's securities and does not use independent ratings organizations.

          CASH POSITION o When the Adviser determines that opportunities for profitable investments are limited or that adverse market conditions exist, all or a portion of the Fund's assets may be invested in cash or cash equivalents such as money market instruments, which include U.S. Government securities, certificates of deposit, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements. If the Fund has a significant position in cash or cash equivalents, its investment objectives may not be achieved. The Fund may borrow up to 30% of the value of its total assets, including the amount borrowed, as of the time the borrowing is made for temporary, emergency or other purposes.

          ILLIQUID SECURITIES o The Fund may invest up to 15% of its net assets in securities that are illiquid. An illiquid security is one that cannot be disposed of in the ordinary course of business within seven days.

          SPECIAL SITUATIONS o The Fund may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement.

          OPTIONS AND DERIVATIVES o The Fund may write (sell) put options and covered call options and purchase put and call options on equity and/ or debt securities. A call option gives the purchaser of the options the right to buy, and when exercised obligates the writer to sell, the underlying security at the exercise price. A put option gives the purchaser of the option the right to sell, and when exercised obligates the writer to buy, the underlying security at the exercise price. The options may be listed or over-the-counter. The Fund may also enter into equity swap agreements with approved parties.

          FOREIGN SECURITIES o The Fund may invest without limitation in the securities of foreign issuers in U.S. denominated form known as American Depository Receipts. It may also invest up to 10% of its total assets in foreign denominated form.

          OTHER STRATEGIES o The Fund has additional investment strategies and restrictions that govern its activities. For a list of these restrictions and more information about the investment strategies, please see the section "Investment Goals, Strategies and Risks" in the Statement of Additional Information ("SAI"). Those that are identified as "fundamental" may only be changed with shareholder approval, while the others may be changed by the Board of Trustees.

          WHAT ARE SOME ADDITIONAL RISK FACTORS?

          DEBT SECURITIES o Lower rated securities may have a higher yield and the potential for a greater return than investment grade securities but may also have more risk. Lower rated securities are

7         PROSPECTUS
          generally meant for longer-term investing and may be subject to certain risks with respect to the issuing entity and to market fluctuations. See the SAI for more information. The Adviser will also evaluate the securities and the ability of the issuers to pay interest and principal. With lower rated debt securities, the Fund's ability to achieve its investment objective may be more dependent on the Adviser's credit analysis than might be the case with higher rated securities. The market price and yield of lower rated securities are generally more volatile than those of higher rated securities. Factors adversely affecting the market price and yield of these securities will adversely affect the Fund's net asset value. The trading market for these securities may be less liquid than that of higher rated securities. Companies that issue lower rated securities may be highly leveraged or may have unstable earnings, and consequently the risk of the investment in the securities of such issuers may be greater than with higher rated securities.

          The interest bearing features of debt securities carry a promise of income flow, but the price of the securities are inversely affected by changes in interest rates and are therefore subject to the risk of market price fluctuations. The market values of debt securities may also be affected by changes in the credit ratings or financial condition of the issuers.

          OPTIONS AND DERIVATIVES o Options may fail as hedging techniques in cases where the price movements of the securities underlying the options do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and derivatives depend on the Adviser's ability to anticipate correctly the direction of stock prices, interest rates, and other economic factors. The dealer who takes the other side of a derivative transaction could fail. Where a liquid secondary market does not exist, the Fund would likely be unable to control losses by closing its position.

          BORROWINGS o To the extent the Fund borrows, it must maintain continuous asset coverage of 300% of the amount borrowed. Such borrowing has special risks. Any amount borrowed will be subject to interest costs that may or may not exceed the appreciation of the securities purchased.

          ILLIQUID SECURITIES o The absence of a trading market could make it difficult to ascertain a market value for illiquid positions. The
          Fund's net asset value could be adversely affected if there were no ready buyer at an acceptable price at the time the Fund decided to sell. Time-consuming negotiations and expenses could occur in disposing of the shares.

          FOREIGN SECURITIES o Investments in foreign securities may have greater risks than investments in domestic securities and such risks may be unrelated to the price of the security. Such risks include currency exchange risks, as the value of local currency relates to the U.S. Dollar. The value of a foreign security may be worth less in U.S. Dollars even if the security increases in value in its own country due to declines in exchange rates or changes in U.S. or foreign laws. Foreign investments are also subject to political and economic risks, particularly in countries with unstable governments, different legal systems, and limited industries. In some countries there may be the risk of governments seizing the assets or operations of a company. Further, there may be less governmental supervision of foreign markets, including non-standardized financial reporting and less publicly available information. There is also the risk that the foreign securities may be less liquid, there may be delays in settlement of purchases and sale transactions, and there may not be adequate protection to ensure the other side will complete a transaction.

          SPECIAL SITUATIONS o Investments in special situations have the risk that the anticipated development does not occur or does not attract the expected attention.

          POTENTIAL CONFLICTS OF INTEREST o The Retirement Shares are available only to certain participant directed qualified retirement plans and the Insurance Shares are available only to variable annuity and variable life separate accounts of insurance companies that are not affiliated with the Adviser, and the Retirement Shares are available only to certain participant directed qualified retirement plans. There is a possibility that a material conflict of interest may arise, although the Fund does not anticipate that will happen. It is possible that a qualified plan investing in the Retirement Shares might lose its qualified tax status, which could have adverse tax effects on the insurance

8         PROSPECTUS
          company separate accounts investing in the Fund. If a material disadvantage or conflict should occur, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investment in the Fund. If this were to occur, the Fund might have to sell securities at disadvantageous prices.

          MANAGEMENT OF THE FUND

          The Board of Trustees oversees the management of the Fund. A list of the Board members and of the Fund's officers may be found in the Statement of Additional Information. BAMCO, Inc., the Adviser, is located at 767 Fifth Avenue, New York, New York 10153, and is responsible for portfolio management. It is a subsidiary of Baron Capital Group, Inc. ("BCG"). Baron Capital, Inc. ("Baron Capital"), a registered broker-dealer and the distributor of the shares of the Fund, is also a subsidiary of BCG. Ronald Baron is the founder, chief executive officer and chairman of the Adviser and BCG and with his family, is the principal owner of BCG. Morty Schaja is the president and chief operating officer of the Adviser and BCG.

          Mr. Baron has been the portfolio manager of the Fund since its inception. He has been the portfolio manager for two other mutual funds, Baron Asset Fund and Baron Growth Fund, since their inceptions in 1987 and 1995, respectively, and he has managed money for others since 1975. The Adviser is primarily responsible for the day-to-day management of the portfolio. The Adviser also serves as portfolio manager for other products offered by affiliates that could conflict with the Adviser's responsibilities to the Fund. The Adviser keeps the books of account of the Fund and calculates daily the income and net asset value per share of the Fund. For its services, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.25% of the average net assets in the Fund.

          Brokerage transactions for the Fund in exchange-listed securities or for transactions executed through ECNs or computer-based trading networks, are executed primarily by or through the Adviser's affiliate, Baron Capital, when consistent with trying to obtain the best execution for the Fund. Baron Capital is a registered broker-dealer and a member of the NASD. Please see the Statement of Additional Information for more information about trade executions.

          DISTRIBUTION AND ADMINISTRATIVE SERVICES

          The Fund's Retirement Shares are distributed by Baron Capital. From time to time the Adviser may compensate plan administrators or their affiliates whose participants hold the Retirement Shares for providing a variety of administrative services, such as record keeping and accounting, and investor support services such as responding to inquiries and preparing mailings to shareholders. The compensation paid to the other parties would be for administrative services to existing accounts only, the Adviser will not pay other parties for selling-related activities. The compensation may be paid as either a per account fee or a percentage of daily assets invested by the retirement plan. The compensation would be paid by the Adviser.


9         PROSPECTUS

INFORMATION ABOUT YOUR INVESTMENT


HOW YOUR SHARES ARE PRICED

          The purchase or sale price for your shares is the Fund's net asset value per share ("NAV"), which is generally calculated as of the close of trading of the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open. Your purchase or sale will be priced at the next NAV calculated after the order has been received and accepted by the Fund's transfer agent. The Fund's investments are valued based on the last sale price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board, and the committee reports to the Board every quarter. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. The Fund may change the time at which orders are priced if the Exchange closes at a different time or an emergency exists.


HOW TO PURCHASE SHARES


          The Retirement Shares are offered only through qualified retirement plans and the Insurance Shares are offered only to separate accounts of Participating Insurance Companies. The Fund does not offer its shares to investors directly. You should read your plan documents or the applicable separate account prospectus for information on how to purchase shares of the Fund.

          At present, the Fund is offered and sold only to persons residing in the United States, Puerto Rico, Guam, the U.S. Virgin Islands or persons in the U.S. military with appropriae identifying documents.

          ANTI-MONEY LAUNDERING REGULATIONS

          As part of the Fund's legal responsibility to fight the funding of terrorism and money laundering activities, the Fund may require additional information about shareholders.

          POLICY REGARDING FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

          The Fund discourages any person who is not a long-term investor from investing in the Fund. The Board of Trustees of the Fund has adopted policies and procedures to minimize frequent purchases and redemptions of Fund shares by shareholders. The Fund believes that frequent trading (which may include market timing, short term trading or excessive trading) of Fund shares has the potential to adversely impact other shareholders of the Fund. The Fund makes investments for the long term, and have had relatively low turnover of the portfolios. See page 3 of this prospectus for more information about this long-term approach.

          The Adviser believes that frequent trading of Fund shares causes risks to the Fund and its shareholders. Frequent trading may dilute the value of Fund shares held by long-term shareholders, trigger gains taxable to Fund shareholders, increase brokerage and administrative costs and interfere with the efficient management of the Fund. It may disrupt the Adviser's ability to manage the Fund in accordance with its objectives. This disadvantages other shareholders of the Fund and adds to Fund costs, as the Adviser may be required to sell investments prematurely to raise cash to meet redemptions. The impact could be particularly severe for a smaller fund, because the frequent activity would have greater impact on each remaining longer- term shareholder. The risk to long-term shareholders of Baron Capital Asset Fund are pronounced

10         PROSPECTUS
          because the Fund invests in smaller capitalization companies that have potentially less liquidity, therefore incurring greater trading-related transaction costs. Shareholders could also be negatively affected by frequent trading if the Adviser is forced to re-balance the portfolio and thereby incur substantial expenses in doing so.

          If the Adviser reasonably believes that a person is not a long-term investor, it will attempt to prohibit that person from investing in the Fund. The Fund presumes that a person who trades in and then out of a Fund within six months or less is not a long-term investor, although the Fund will consider evidence that rebuts that presumption. The Adviser will examine information that is reasonably available to it at the time (including information supplied by third parties) and if it is able to identify a person whom the Adviser deems is not a long term investor it will attempt to (i) bar the person from returning to the Fund or (ii) reject the investment from the outset. Although the Adviser may not be able to identify all persons who engage in frequent trading, it will make attempts to minimize frequent trading activity in the Fund.

          The Fund will not allow exchanges for an investor the Adviser reasonably believes has not been a long-term investor in the Fund being exchanged. The Fund's policies and procedures may be modified or terminated at any time. The Fund continues to reserve the right to reject any purchase or exchange request for any reason.


HOW TO REDEEM SHARES


          You may not redeem your shares of the Fund directly. You should read the applicable plan documents or separate account prospectus for information on how to redeem your shares, change existing allocations, or surrender a contract. Redemptions will not be made until all of the requirements for redemption are met.

          Redemptions are priced at the net asset value next calculated after your redemption request is received and accepted by the transfer agent in proper form.

          The Fund may suspend the normal redemption process if trading on the New York Stock Exchange is suspended or if an emergency exists that reasonably precludes the valuation of the Fund's net assets.


DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board has adopted policies and procedures governing the disclosure of the Fund's portfolio holdings. More detailed information about this policy can be found in the Fund's Statement of Additional Information.

          QUARTERLY: The Fund posts on the Baron Funds(R) website, usually on the third business day after quarter end, the total net assets for the Fund. The Fund also posts on the website, usually 5 business days after the quarter end, the top ten long positions for the Fund. In addition, the Fund posts on the website, usually on the 15th business day after quarter end, all long securities positions representing 1/ 2 of 1% or greater of the Fund's net assets and the cash position at the just-ended quarter end. All of this information will remain on the website until the next quarter end's information is posted.

          MONTHLY: In addition, the Fund posts on the Baron Funds(R) website, usually the 10th business day after month end, the Fund's ten largest long positions, stated as a percentage of net assets. This information will remain on the website until the next month end's information is posted.

          Other information that may be of interest to investors, such as industry breakdowns and a historical analysis of security impact, may be available on the Baron Funds(R) website.

          The website address is www.BaronFunds.com. The link to Fund information is www.BaronFunds.com/296516.PDF. Holdings information for the Fund can be accessed from this link. Please note that Insurance Shares are not available through Baron Funds(R) directly, but are sold only through sponsoring insurance companies. The Retirement Shares are offered only through qualified retirement plans.


11         PROSPECTUS

          The Fund may release the portfolio information to persons earlier than the dates stated above only if the Chief Operating Officer, Chief Financial Officer, General Counsel or Chief Compliance Officer of the Fund determines that the release of such information is in the best interest of the Fund's shareholders, that there is a legitimate business purpose, and the person agrees in writing to maintain the confidentiality of the information and not to trade on the information. More detailed information about these arrangements can be found in the Fund's Statement of Additional Information.

          If the Fund inadvertently releases the information prior to the dates stated above to any person, and there was no agreement as described, the Fund will promptly post the information to the website. The Fund may also release what the Fund's executive officers reasonably deem to be immaterial information prior to the above time table as the Fund deems appropriate.

          No employee of the Adviser is allowed to accept compensation or consideration in any form with respect to the release of the of Fund's portfolio holdings. "Consideration" includes any agreement to maintain assets in the Fund's or in other investment companies or accounts managed by the Adviser. Any exceptions to any of the Fund's disclosure policies are reported to the Board.


DISTRIBUTIONS AND TAXES


          The Fund pays its shareholders dividends from its net investment income and distributes any net realized capital gains once each year. Your distributions will be automatically reinvested in the Fund. After every distribution, the value of a share is automatically reduced by the amount of the distribution.

          Because the Retirement Shares may be purchased only through qualified plans and the Insurance Shares may be purchased only through variable insurance contracts, any dividends derived from net investment income and distributions of capital gains will not be currently taxable if left to accumulate in the variable insurance contract or qualified plan. You should read your plan docu- ments for all relevant tax and withdrawal information. Generally, if you withdraw money from a retirement plan prematurely you may be subject to ordinary income tax and/or a penalty tax.


GENERAL INFORMATION

CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT


          The Bank of New York, One Wall Street, New York, New York 10286 is the custodian for the Fund's cash and securities. DST Systems, Inc. serves as transfer agent and dividend disbursing agent. They are not responsible for investment decisions for the Fund.


SHAREHOLDER INFORMATION

          If you have questions about general Fund information please call the Fund's office at 1-800-99-BARON or 212-583-2100.

          As a Delaware business trust, annual shareholder meetings are not required. The Fund sends unaudited semi-annual reports and audited annual reports to owners of variable Retirement contracts and plan participants. Pending legal proceedings, if any, are disclosed in the Statement of Additional Informaiton.


PRIVACY NOTICE


          The Fund does not disclose any nonpublic information about its customers to anyone, except as permitted or required by law.


12         PROSPECTUS

FOR MORE INFORMATION


          Investors who want more information about Baron Capital Asset Fund may obtain the following documents free upon request at the numbers or address below.



SHAREHOLDER REPORTS

          Additional information about the Fund's investments is available in the Fund's reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.



STATEMENT OF ADDITIONAL INFORMATION


          Additional information is also contained in the Statement of Additional Information dated April 20, 2005. A current Statement of Additional Information is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference. You may obtain the Statement of Additional Information and the shareholder reports without charge by writing or calling the Fund or by contacting your plan administrator or separate account administrator.



TO OBTAIN INFORMATION

          BY TELEPHONE
                           Call 1-800-99-BARON (1-800-992-2766)
          BY MAIL
                           Write to:      Baron Capital, Inc.
                                          767 Fifth Avenue
                                          New York, NY 10153
          BY E-MAIL
                           Send your request to:
                           info@BaronFunds.com
          ON THE INTERNET
                           Text-only versions of Baron Capital Asset Fund documents can be viewed on-line or downloaded from the EDGAR database on the SEC's Internet site at:
                           http://www.sec.gov
          OTHER
          You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202-942-8090). Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at publicinfo@sec.gov or, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

 SEC file number: 811-8505





                                [Registered Logo]

                            BARON CAPITAL FUNDS TRUST


                            BARON CAPITAL ASSET FUND
                                Insurance Shares

                                767 Fifth Avenue
                            New York, New York 10153
                                 (800) 99-BARON
                                  212-583-2100

                          ----------------------------


                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 20, 2005

                          ---------------------------


          This Statement of Additional Information ("SAI") is not a prospectus. The Fund's Prospectus, dated April 20, 2005, may be obtained without charge by writing or calling the Fund at the address and telephone number above.


                          ---------------------------











          No person has been authorized to give any information or to make any representations other than those contained in this SAI or in the related Prospectus.

                                TABLE OF CONTENTS





                                                PAGE IN
                                               STATEMENT
                                                   OF
                                               ADDITIONAL             PAGE IN
                                              INFORMATION           PROSPECTUS




FUND HISTORY AND CLASSIFICATION.............
  Investment Goals, Strategies and Risks....

MANAGEMENT THE FUNDS........................
  Board of Trustees and Officers............
  Principal Holders of Shares...............
  Investment Adviser........................

BROKERAGE...................................

DISTRIBUTOR.................................
  Distribution Plan.........................
  Code of Ethics............................

REDEMPTION AND PURCHASE OF SHARES...........

NET ASSET VALUE.............................

TAXES.......................................

ORGANIZATION AND CAPITALIZATION.............

OTHER INFORMATION...........................                        Back Cover
  Calculations of Performance Data..........

FUND HISTORY AND CLASSIFICATION
-------------------------------

BARON CAPITAL FUNDS TRUST (the "Trust") is a no-load, open-end, diversified management investment company organized and established under the laws of the State of Delaware on November 20, 1997. The Trust is structured to be able to issue shares in multiple series, each constituting a separate portfolio with separate assets and liabilities from any other series. There is one series currently available (the "Fund"): BARON CAPITAL ASSET FUND, started October 1, 1998. The Fund has two classes of stock, Insurance Shares, which are available in connection with variable annuity contracts and variable life insurance contracts, and Retirement Shares, which are available to qualified retirement plans.

INVESTMENT GOALS,  STRATEGIES AND RISKS
---------------------------------------

The Fund's investment objective is to seek capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of up to $2.5 billion and medium sized companies with market values of $2.5 billion to $8 billion.

In addition to the principal investment strategies of the Fund described in the Prospectus on pages 3-4, and 7-8, the Fund may use the additional strategies described below. These investment strategies are not fundamental policies and may be changed by the Fund's Board of Trustees. Shareholders would be notified of any material changes. Some of the strategies discussed below are mentioned in the Prospectus, but are explained in more detail here.

FOREIGN SECURITIES o The Fund may invest up to 10% of its total assets directly in the securities of foreign issuers which are not publicly traded in the U.S. and may also invest in foreign securities in domestic markets through depositary receipts or listed securities without regard to this limitation. The Adviser currently intends to invest not more than 10% of the Fund's assets in foreign securities, including both direct investments and investments made through depositary receipts. These securities may involve additional risks not associated with securities of domestic companies, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, or expropriation or confiscatory taxation. Issuers of foreign securities are subject to different, often less detailed, accounting, reporting and disclosure requirements than are domestic issuers. The Fund may invest in securities commonly known as American Depository Receipts ("ADRs"), and in European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. EDRs are receipts issued in Europe generally by a non-U.S. bank or trust company that evidence ownership of non-U.S. or domestic securities. Generally, ADRs are in registered form and EDRs are in bearer form. There are no fees imposed on the purchase or sale of ADR's or EDRs although the issuing bank or trust company may impose fees on the purchase of dividends and the conversion of ADRs and EDRs into the underlying securities. Investment in ADRs has certain advantages over direct investment in the underlying non-U.S. securities, since (i) ADRs are U.S. dollar denominated investments which are easily transferable and for which market quotations are readily available and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as domestic issuers. EDRs are not necessarily denominated in the currency of the underlying security.

LENDING o The Fund may lend its portfolio securities to institutions as a means of earning additional income. In lending its portfolio securities, the Fund may incur delays in recovery of loaned securities or a loss of rights in the collateral. To minimize such risks, such loans will only be made if the Fund deems the other party to be of good standing and determines that the income justifies the risk. The Fund will not lend more than 25% of its total assets.

WHEN-ISSUED SECURITIES o The Fund may invest in debt and equity securities purchased on a when-issued basis. Although the payment and interest terms of when-issued securities are established at the time the purchaser enters into the commitment, the actual payment for and delivery of when-issued securities generally takes place within 45 days. The Fund bears the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Failure of the issuer to deliver the security purchased on a when-issued basis may result in a loss or missed opportunity to make an alternative investment. The Fund does not anticipate investing more than 5% of its assets in such securities.

MEDIUM AND LOWER RATED CORPORATE DEBT SECURITIES o The Fund may invest in debt securities that are rated in the medium to lowest rating categories by S&P and Moody's, some of which may be known as "junk bonds." The Fund does not anticipate investing more than 35% of its assets in such securities.

The Fund will rely on the Adviser's judgment, analysis and experience in evaluating debt securities. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. Ratings by S&P and Moody's evaluate only the safety of principal and interest payments, not market value risk. Because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors the issuers of corporate debt securities held in the Fund's portfolio. The credit ratings assigned by a rating agency to a security are not considered by the Adviser in selecting a security. The Adviser examines the intrinsic value of a security in light of market conditions and the underlying fundamental values. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objective when investing in such securities is dependent on the credit analysis of the Adviser. The Adviser could be wrong in its analysis. If the Fund purchased primarily higher rated debt securities, these risks would be substantially reduced.

A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower grade corporate debt securities and adversely affect the market value of such securities. The ability of issuers of medium and lower grade corporate debt securities to repay principal and to pay intere-st, to meet projected business goals and to obtain additional financing may be adversely affected by economic conditions. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the corporate debt securities in the Fund's portfolio. The secondary market prices of medium and lower grade corporate debt securities are more sensitive to adverse economic changes or individual corporate developments than are higher rated debt securities. Adverse publicity and investor perceptions, whether or not based on rational analysis, and periods of economic uncertainty may also affect the value and liquidity of medium and lower grade corporate debt securities, although such factors also present investment opportunities when prices fall below intrinsic values. Yields on debt securities in the portfolio that are interest rate sensitive can be expected to fluctuate over time.

To the extent that there is no established market for some of the medium or low grade corporate debt securities in which the Fund may invest, there may be thin or no trading in such securities and the ability of the Adviser to value accurately such securities may be adversely affected. Further, it may be more difficult for the Fund to sell securities for which no established market exists as compared with securities for which such a market does exist. During periods of reduced market liquidity and in the absence of readily available market quotations for medium and lower grade corporate debt securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to a reduced availability of reliable objective data.

To the extent that the Fund purchases illiquid securities or securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities may be particularly difficult to value and their disposition may require greater effort and expense than more liquid securities. The Fund may be required to incur costs in connection with the registration of restricted securities in order to dispose of such securities, although under Rule 144A under the Securities Act of 1933 certain securities may be determined to be liquid pursuant to procedures adopted by the Board of Trustees under applicable guidelines. The Fund may invest in securities of distressed issuers when the intrinsic values of such securities, in the opinion of the Adviser, warrant such investment.

OTHER DEBT SECURITIES o The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value; pay-in-kind securities pay interest through the issuance of additional securities. The market value of these debt securities generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. The secondary market value of corporate debt securities structured as zero coupon securities or pay-in-kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accrued, to the extent that the Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Investment in such securities also involves certain tax considerations.

The Fund may from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. When the Fund purchases a participation interest it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor the Adviser considers in purchasing a particular indebtedness. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. There are no established markets for some of this indebtedness and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Fund may purchase loans from national and state chartered banks as well as foreign ones. The Fund may invest in senior indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired. The Fund may also invest in distressed first mortgage obligations and other debt secured by real property. The Fund does not currently anticipate investing more than 5% of its assets in trade and other claims.

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase that security at a mutually agreed upon time and price. Repurchase agreements could involve certain risks in the event of the failure of the seller to repurchase the securities as agreed, which may cause a fund to suffer a loss, including loss of interest on or principal of the security, and costs associated with delay and enforcement of the repurchase agreement. Repurchase agreements with a duration of more than seven days are considered illiquid securities.

As a form of borrowing, the Fund may engage in reverse repurchase agreements with certain banks or non-bank dealers, where the Fund sells a security and simultaneously agrees to buy it back later at a mutually agreed upon price. To the extent the Fund engages in reverse repurchase agreements it will maintain a segregated account consisting of liquid assets or highly marketable securities to cover its obligations. Reverse repurchase agreements may expose the Fund to greater fluctuations in the value of its assets.

SHORT SALES

The Fund may sell securities short, either as a hedge against an anticipated decline in a stock price, to reduce portfolio volatility, or in connection with special situations or arbitrage activities. The Fund may also sell a security the Fund owns or a security equivalent in kind or amount to a security the Fund has a right to obtain (for example, a security convertible into the security sold short or a security the adviser believes will be deliverable upon the closing of a transaction). The Fund may also sell short securities when in the opinion of the Adviser the position is covered by owning a security that has ownership rights to assets that include all of the assets of the security shorted. The Fund may sell a security that the Fund borrows and does not own. The Fund must borrow the security to deliver it to the purchaser and later buy that security in the market to return it to the lender. The value of a security sold short could increase and the Fund would have to pay more for the security than it has received from the purchaser in the short sale. The Fund's risk of loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security, even in the case of a short that is fully covered by long positions. If the value of the securities increases, the Fund loses the opportunity to participate in the gain of the covered positions. The Fund may sell a security short only on a fully collateralized basis, which requires that the Fund establish and maintain a segregated account.


OPTIONS TRANSACTIONS AND SWAPS

The Fund may (write) sell put and covered call options and purchase put and call options on equity and/or debt securities. The Fund may also enter into equity swap transactions. All calls sold by the Fund must be "covered" (i.e., a Fund must own the underlying securities) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may have required the Fund to hold a security or instrument which it might otherwise have sold and a put exposes the Fund to theoretically unlimited as the price of the security increases.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation, when exercised, to buy, the underlying security, at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller if exercised, the obligation to sell, the underlying security at the exercise price. An American style put or call option may be exercised at any time during a fixed period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto, and the Fund may engage in either style option. The Fund is authorized to engage in transactions with respect to exchange-listed options, over-the-counter options ("OTC options") and other derivative investments. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

Rather than taking or making delivery of the underlying security through the process of exercising the option, listed options are usually closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with espect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. The hours of trading for listed options may not coincide with the hours during which the underlying instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are negotiated by the parties. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Equity swap transactions are entered into with financial institutions through a direct agreement with the Counterparty, generally an ISDA Master Agreement, the specific terms of which are negotiated by the parties. The Fund may use equity swaps, or other derivative instruments, for hedging purposes against potential adverse movements in security prices or for non-hedging purposes such as seeking to enhance return. The Fund may be required to post collateral for such transactions.

There is no central clearing or unless the parties provide for it, guaranty function in an OTC option or derivative, including swaps. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument or fails to make a cash settlement payment due in accordance with the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. The Adviser must assess the creditworthiness of each Counterparty to determine the likelihood that the terms of the OTC option or the derivative will be satisfied. The Fund will engage in OTC option transactions and derivatives only with previously approved Counterparties. The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any,) are illiquid, and are subject to a fund's limitations on investments in illiquid securities unless the Fund has the legal right to terminate the option on not more than seven days notice and the counterparty has a high credit quality rating.

USE OF SEGREGATED  AND OTHER  SPECIAL  ACCOUNTS

Many hedging transactions, in addition to other requirements, require that the Fund segregate liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. Hedging transactions may be covered by other means when consistent with applicable regulatory policies.

INVESTMENT RESTRICTIONS

The Fund has adopted investment restrictions, described below, which are fundamental policies of the Fund and may not be changed without the approval by a majority of the Fund's shares, or less, at least two-thirds of a quorum of a majority of the shares. Unless otherwise noted, all percentage restrictions are measured as of the time of the investment after giving effect to the transaction.

BARON CAPITAL ASSET FUND may not:

     1. Issue senior securities or borrow money or utilize leverage in excess of 25% of its net assets (plus 5% for emergency or other short-term purposes) from banks from time to time.
     2. Except as described in the prospectus, engage in short-sales, purchase securities on margin or maintain a net short position.
     3. Purchase or sell commodities or commodity contracts except for hedging purposes and in conformity with regulations of the Commodities Futures Trading Commission such that the Fund would not be considered a commodity pool.
     4. Purchase or sell oil and gas interests or real estate. Debt or equity securities issued by companies engaged in the oil, gas or real estate business are not considered oil or gas interests or real estate for purposes of this restriction. First mortgage loans and other direct obligations secured by real estate are not considered real estate for purposes of this restriction.
     5. Invest more than 25% of the value of its total assets in any one industry, except investments in U.S. government securities.
     6. Purchase the securities of any one issuer other than the U.S. government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% and 10% limitations.
     7.   Underwrite securities of other issuers.
     8. Make loans, except to the extent the purchase of debt obligations of any type (including repurchase agreements and corporate commercial paper) are considered loans and except that the Fund may lend portfolio securities to qualified institutional investors in compliance with requirements established from time to time by the Securities and Exchange Commission and the securities exchanges where such securities are traded.

     9. Participate on a joint, or a joint and several, basis in any securities trading account.
     10. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with options, loans of portfolio securities, or other permitted borrowings.
     11. Purchase securities of any issuer with a record of less than three years' continuous operations, including predecessors, except obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.
     12. Invest more than 15% of its net assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.

As a non-fundamental policy, the Fund will not:

     1. Invest in securities of other registered investment companies (except in connection with a merger, consolidation or other reorganization and except for the purchase of shares of registered open-end money market Fund if double advisory fees are not assessed), invest more than 5% of the value of the Fund's total assets in more than 3% of the total outstanding voting securities of another investment company or more than 10% of the value of the Fund's total assets in securities issued by other investment companies.

The Securities and Exchange Commission currently requires that the following conditions be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modifications.


TURNOVER RATE

The Adviser expects that the average annual turnover rate of the portfolio of the Fund should not exceed 50%. The turnover rate fluctuates depending on market conditions. The turnover rate for the Fund for the past two years ended December 31 are:

                  2004               2003

                  29.74%             28.08%

DISCLOSURE POLICY

Information regarding the Fund's policies regarding the disclosure of portfolio information is contained in the prospectus. Disclosures are made on the Fund's web site, www.BaronFunds.com. The Fund's disclosure policy is designed to address the interests of shareholders of the Fund, which, the Board feels, minimizes any potential conflicts. The Fund's Chief Compliance Officer reports to the Board every quarter on these, and other matters.

The Fund discloses portfolio holdings in connection with the day-to-day operations and management of the Fund, including to the Fund's custodian and auditors. Portfolio holdings may also be disclosed to other service providers to the Fund, including pricing services, portfolio management and trading systems, and proxy voting systems. In these situations, the Fund, the Adviser or the Distributor have entered into agreements with the service providers whereby they agree to keep the information confidential, and to refrain from trading on the basis of the information. When engaged in purchasing and selling securities for each Fund through brokers and dealers or other trading platforms, the Fund discloses certain information about one or more of the securities positions they own. The Fund does not have separate non-disclosure agreements with each of these trading entities, but the Fund would immediately cease doing business with any entity the Adviser believes is misusing the information.


MANAGEMENT OF THE FUND

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

As of December 31, 2004:

------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF          TOTAL
TYPE OF ACCOUNT                      PORTFOLIO MANAGER            ACCOUNTS(1)(2)     ASSETS (2)
------------------------------------------------------------------------------------------------------
Registered Investment Companies*     Ronald Baron                  6                 $7,521 million
------------------------------------------------------------------------------------------------------
Other pooled investment vehicles                                   3                    117 million
------------------------------------------------------------------------------------------------------
Other Accounts                                                    52                    471 million
------------------------------------------------------------------------------------------------------

*    Including Baron Capital Asset Fund
(1) Including registered investment companies, other pooled investment vehicles and other accounts.
(2) For 2 of the accounts with total assets of $58 million, the advisory fee is based on performance, although one account ($45 million) is a fund of fund.

CONFLICTS OF INTEREST

The Adviser believes that it has policies and procedures in place that address the Fund's potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to broker-dealers), disclosure of confidential information and employee trading.

COMPENSATION

Mr. Baron's compensation is fixed, based on a three year contract that expires February 28, 2006. His compensation includes a fixed base salary and a fixed bonus that is roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron's role as the Firm's founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of the Firm's assets under management. Consideration was given to Mr.
Baron's reputation, the long-term performance records of the funds under his management, and the profitability of the Firm. In addition to his cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.

OWNERSHIP OF PORTFOLIO MANAGER

As of December 31, 2004, the Portfolio Manager ownership of Fund Shares was:

-------------------------------------------------------------------------------
                                                          DOLLAR RANGE OF
PORTFOLIO MANAGER           FUND                          FUND SHARES OWN
--------------------------------------------------------------------------------
Ronald Baron                Baron Capital Asset Fund      $0
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of the Fund. The following table lists the Trustees and executive officers of the Fund, their date of birth, current positions held with the Fund, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for the Fund.

INTERESTED TRUSTEES
-------------------

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Ronald Baron *+                  President, Chief          7 years                     Chairman, CEO, and Director, Baron
767 Fifth Avenue                 Executive Officer,                                    Capital, Inc. (1982-Present), Baron
New York, NY 10153               Chief Investment                                      Capital Management, Inc. (1983-Present),
DOB: May 23, 1943                Officer, Trustee and                                  Baron Capital Group, Inc. (1984-Present),
                                 Portfolio Manager                                     BAMCO, Inc. (1987-Present); Portfolio
                                                                                       Manager, Baron Asset Fund (1987-Present),
                                                                                       Baron Growth Fund (1995-Present);
                                                                                       President (2004-Present), Chairman (1999-
                                                                                       2004), CIO and Trustee (1987-Present),
                                                                                       Baron Investment Funds Trust; President
                                                                                       (2004-Present), Chairman (1997-2004), CIO
                                                                                       and Trustee (1997-Present), Baron Funds
                                                                                       Trust; President (2004-Present), Chairman
                                                                                       (2003-2004), CIO and Trustee (2003-
                                                                                       Present), Baron Select Funds.

INTERESTED TRUSTEES
NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------
Ronald Baron *+                  None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: May 23, 1943

INTERESTED TRUSTEES

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Linda S. Martinson*+             Vice President,           7 years                     General Counsel, Vice President and
767 Fifth Avenue                 Secretary, General                                    Secretary, Baron Capital, Inc. (1983-
New York, NY 10153               Counsel and Trustee                                   Present), BAMCO, Inc. (1987-Present),
DOB: February 22, 1955                                                                 Baron Capital Group, Inc. (1984-Present),
                                                                                       Baron Capital Management, Inc. (1983-
                                                                                       Present); Vice President, Secretary,
                                                                                       General Counsel and Trustee, Baron
                                                                                       Investment Funds Trust (1987-Present);
                                                                                       Vice President, Secretary, General Counsel
                                                                                       and Trustee, Baron Capital Funds Trust
                                                                                       (1997-Present); Vice President, General
                                                                                       Counsel, Secretary and Trustee, Baron
                                                                                       Select Funds (2003-Present).

Morty Schaja*+                   Executive Vice           7 years                      President and Chief Operating Officer,
767 Fifth Avenue                 President, Chief                                      Baron Capital, Inc. (1999-Present); Senior
New York, NY 10153               Operating Officer and                                 Vice President and Chief Operating
DOB: October 30, 1954            Trustee                                               Officer, Baron Capital, Inc. (1997-1999);
                                                                                       Managing Director, Vice President, Baron
                                                                                       Capital, Inc. (1991-1999); and Director,
                                                                                       Baron Capital Group, Inc., Baron Capital
                                                                                       Management, Inc., and BAMCO, Inc. (1997-
                                                                                       Present); Executive vice President (2004-
                                                                                       Present), President (1999-2004), COO
                                                                                       (1999-Present) and Trustee (1996-Present),
                                                                                       Baron Investment Funds Trust; Executive
                                                                                       Vice President (2004-Present), President
                                                                                       (1999-2004), COO (1999-Present) and
                                                                                       Trustee (1997-Present) Baron Capital Funds
                                                                                       Trust; Executive Vice President (2004-
                                                                                       Present), President, COO and Trustee
                                                                                       (2003-Present), Baron Select Funds.

DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Linda S. Martinson*+             None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: February 22, 1955

Morty Schaja*+                   None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: October 30, 1954

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
Steven B. Dodge^**                Trustee                  Elected 10/22/04              CEO, Windover Development
239 Summer Street                                                                        Corporation (2004-Present) (private
Manchester, MA 01944                                                                     real estate development company);
DOB: July 12, 1945                                                                       Founder and Chairman, American
                                                                                         Tower Corporation (1998-Present);
                                                                                         Founder, Chairman and CEO, American
                                                                                         Radio Systems (1988-1998); Founder,
                                                                                         Chairman and CEO, American
                                                                                         Cablesystems (1978-1988); Chairman
                                                                                         of Audit Committee, member of
                                                                                         executive and Special Independent
                                                                                         Committees, Sotheby's Holdings,
                                                                                         Inc. (2000-Present); Chairman of
                                                                                         Audit Committee, Nextel Partners,
                                                                                         Inc. (2000-Present).

Norman S. Edelcup+^**             Trustee                   7 years                      Senior Vice President and Director,
244 Atlantic Isles                                                                       Florida Savings Bancorp (2001-
Sunny Isles Beach, FL 33160                                                              Present); Mayor (October 2003-
DOB: May 8, 1935                                                                         Present), Commissioner, Sunny Isles
                                                                                         Beach, Florida (2001-2003); Senior
                                                                                         Vice President, Item Processing of
                                                                                         America (1999-2000) (a subsidiary
                                                                                         of The Intercept Group); Chairman,
                                                                                         Item Processing of America (1989-
                                                                                         1999) (a financial institution
                                                                                         service bureau); Director, Valhi,
                                                                                         Inc. (1975-Present) (diversified
                                                                                         company); Director, Artistic
                                                                                         Greetings, Inc. (1985-1998);
                                                                                         Trustee (1987-Present), Baron
                                                                                         Investment Funds Trust; Trustee
                                                                                         (1997-Present), Baron Capital Funds
                                                                                         Trust; Trustee (2003-Present) Baron
                                                                                         Select Funds.

DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Steven B. Dodge^**                Chairman of the Audit Committee,
239 Summer Street                 Member os Executive and Special
Manchester, MA 01944              Independent
DOB: July 12, 1945                Committees,
                                  Sotheby's Holdings, Inc. (2000-
                                  Present);
                                  Chairman of Audit Committee,
                                  Nextel Partners, Inc.
                                  (2000-Present)

Norman S. Edelcup+^**             Director, Florida Savings
244 Atlantic Isles                Bancorp (2001-Present);
Sunny Isles Beach, FL 33160       Director, Valhi, Inc. (1975-
DOB: May 8, 1935                  Present) (diversified company).

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
David I. Fuente^**                Trustee                  Elected 10/22/04              Director (1987-Present), Chairman
701 Tern Point Circle                                                                    (1987-2001) and CEO (1987-2000)
Boca Raton, FL 33431                                                                     Office Depot; Director, Ryder
DOB: September 10, 1945                                                                  Systems, Inc. (1998-Present);
                                                                                         Director, Dick's Sporting Goods,
                                                                                         Inc. (1993-Present).

Charles N. Mathewson^**           Chairman and Trustee     7 years; Elected as           Chairman Emeritus (October 2003-
9295 Prototype Road                                        Chairman 08/04                Present), Chairman, International
Reno, NV 89521                                                                           Game Technology, Inc. (1986-2003)
DOB: June 12, 1928                                                                       (manufacturer of microprocessor-
                                                                                         controlled gaming machines and
                                                                                         monitoring systems); Chairman,
                                                                                         American Gaming Association (1994-
                                                                                         2002); Chairman (2004-Present)
                                                                                         Trustee (1987-Present) Baron
                                                                                         Investment Funds Trust; Chairman
                                                                                         (2004-Present), Trustee (1997-
                                                                                         Present) Baron Capital Funds Trust;
                                                                                         Chairman (2004-Present) Trustee
                                                                                         (2003-Present) Baron Select Funds.

Harold W. Milner^**               Trustee                   7 years                      Retired; President and CEO, Kahler
2293 Morningstar Drive                                                                   Realty Corporation (1985-1997)
Park City, UT 84060                                                                      (hotel ownership and management);
DOB: November 11, 1934                                                                   Trustee (1987-Present) Baron
                                                                                         Investment Funds Trust; Trustee
                                                                                         (1997-Present) Baron Capital Funds
                                                                                         Trust; Trustee (2003-Present) Baron
                                                                                         Select Funds.

DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------

David I. Fuente^**                Director (1987-Present) Office
701 Tern Point Circle             Depot; Director, Ryder System,
Boca Raton, FL 33431              Inc. (1998-Present); Director,
DOB: September 10, 1945           Dick's Sporting Goods, Inc.
                                  (1993-Present).
Charles N. Mathewson^**           None outside the Baron Funds
9295 Prototype Road               Complex.
Reno, NV 89521
DOB: June 12, 1928

Harold W. Milner^**               None outside the Baron Funds
2293 Morningstar Drive            Complex.
Park City, UT 84060
DOB: November 11, 1934

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
Raymond Noveck+ +^**              Trustee                   7 years                      Private Investor (1999-Present);
31 Karen Road                                                                            President, The Medical Information
Waban, MA 02168                                                                          Line, Inc. (1997-1998) (health care
DOB: May 4, 1943                                                                         information); President, Strategic
                                                                                         Systems, Inc. (1990-1997) (health
                                                                                         care information); Director,
                                                                                         Horizon/CMS Healthcare Corporation
                                                                                         (1987-1997); Trustee (1987-Present)
                                                                                         Baron Investment Funds Trust;
                                                                                         Trustee (1997-Present) Baron
                                                                                         Capital Funds Trust; Trustee (2003-
                                                                                         Present) Baron Select Funds.

David A. Silverman, MD^**         Trustee                   7 years                      Physician and Faculty, New York
146 Central Park West                                                                    University School of Medicine
New York, NY 10024                                                                       (1976-Present)Trustee (1987-
DOB: March 14, 1950                                                                      Present) Baron Investment Funds
                                                                                         Trust; Trustee (1997-Present) Baron
                                                                                         Capital Funds Trust; Trustee (2003-
                                                                                         Present) Baron Select Funds.

OFFICERS OF THE FUNDS
---------------------

Clifford Greenberg               Senior Vice President       As of 02/02/04              Senior Vice President, Baron Capital,
767 Fifth Avenue                                                                         Inc., Baron Capital Group, Inc., BAMCO,
New York, NY 10153                                                                       Inc., (2003-Present)(Vice President, 1997-
DOB: April 30, 1959                                                                      2003), Portfolio Manager, Baron Small Cap
                                                                                         Fund (1997-Present); General Partner, HPB
                                                                                         Associates, LP (1984-1996) (investment
                                                                                         partnership).

Andrew Peck                      Vice President              As of 02/02/04              Vice President and Co-Portfolio Manager,
767 Fifth Avenue                                                                         Baron Asset Fund (2003-Present), Analyst,
New York, NY 10153                                                                       Baron Capital, Inc. (1998-Present).
DOB: March 25, 1969

Susan Robbins                    Vice President              As of 02/02/04              Senior Analyst, Vice President and
767 Fifth Avenue                                                                         Director, Baron Capital, Inc. (1982-
New York, NY 10153                                                                       Present), Baron Capital Management, Inc.
DOB: October 19, 1954                                                                    (1984-Present).


DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Raymond Noveck+ +^**              None outside the Baron Funds
31 Karen Road                     Complex.
Waban, MA 02168
DOB: May 4, 1943

David A. Silverman, MD^**         Director, New York Blood Center
146 Central Park West             (1999-Present).
New York, NY 10024
DOB: March 14, 1950

Clifford Greenberg               None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1959

Andrew Peck                      None
767 Fifth Avenue
New York, NY 10153
DOB: March 25, 1969

Susan Robbins                    None
767 Fifth Avenue
New York, NY 10153
DOB: October 19, 1954

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Mitchell J. Rubin                Vice President           As of 02/02/04               Vice President and Senior Analyst, Baron
767 Fifth Avenue                                                                       Capital, Inc. (1997-Present), Portfolio
New York, NY 10153                                                                     Manager of Baron iOpportunity Fund (2000-
DOB: September 22, 1966                                                                Present); Portfolio Manager of Baron Fifth
                                                                                       Avenue Growth Fund (2004-Present).

Peggy C. Wong                    Treasurer and Chief      7 years                      Treasurer and Chief Financial Officer,
767 Fifth Avenue                 Financial Officer                                     Baron Capital, Inc., Baron Capital Group,
New York, NY 10153                                                                     Inc., BAMCO, Inc. and Baron Capital
DOB: April 30, 1961                                                                    Management, Inc. (1987-Present).

NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------

Mitchell J. Rubin                None
767 Fifth Avenue
New York, NY 10153
DOB: September 22, 1966

Peggy C. Wong                    None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1961

------------------------------------------------------------------------------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
#    Members of the Audit Committee.
^    Members of the Nominating Committee.
**   Members of the Independent Committee.


The Trustees of the Fund are responsible for the overall supervision of the operation of the Portfolio and the Fund and perform various duties imposed on trustees of investment companies by the 1940 Act and under the Fund's Declaration of Trust and By-laws.

The Fund pays each Trustee who is not an interested person of the Fund or the Adviser (each a

                                      -14

"Disinterested" Trustee) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Trustees. Specifically, each Disinterested Trustee receives a base annual compensation of $1,750, with the Chairman receiving an additional $350 for his office. An additional $350 each, paid to each Disinterested Trustee for attendance in person at the quarterly Trustee Meeting; $87.50 is paid per quarterly meeting, if the Trustee attends by telephone. The Interested Trustees and Officers receive no direct remuneration in such capacity from the Funds.

The Board of Trustees has established four committees, i.e., Audit, Executive Committee, Nominating and Independent.

There are two members of the Audit Committee. The Audit Committee recommends to the full Board the engagement or discharge of the Funds' independent accountants; directs investigations into matters within the scope of the independent accountants' duties; reviews with the independent accountants the result of the audit; and reviews the independence of the independent accountants. Each member of the Audit Committee receives an aggregate of $350 in annual compensation for serving on the Audit Committee. The Audit Committee met twice during the fiscal year ended December 31, 2004.

There are four members of the Executive Committee which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session. Members of the Executive Committee serve on the committee without compensation. There was one meeting of the Executive Committee during the fiscal year ended December 31, 2004.

There are three members of the Nominating Committee. The Nominating Committee recommends to the full Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meeting. The Nominating Committee does not normally consider candidates proposed by shareholders for election as Trustees. Members of the Nominating Committee serve without compensation. There was one meeting of the Nominating Committee during the fiscal year ended December 31, 2004.

There are five members of the Independent Committee, all of whom serve on the committee without compensation. The committee discusses various Fund matters, including the advisory contract and distribution plan. Its members are all Disinterested Trustees of the Funds. This committee met two times during the fiscal year ended December 31, 2004.


TRUSTEE OWNERSHIP OF FUND SHARES

The following table shows the dollar range of shares beneficially owned by each Trustee as of December 31, 2004:


--------------------------------------------------------------------------------
                                                      Aggregate Dollar Range of
                                                      Equity Securities in All
                                                        Registered Investment
                                                        Companies Overseen by
                          Dollar Range of Equity         Trustee in Family of
Name of Trustee           Securities in the Funds        Investment Companies
--------------------------------------------------------------------------------
Interested:
Ronald Baron                       None                          None
--------------------------------------------------------------------------------
Linda S. Martinson                 None                          None
--------------------------------------------------------------------------------
Morty Schaja                       None                          None
--------------------------------------------------------------------------------
Disinterested:
Steven B. Dodge                    None                          None
--------------------------------------------------------------------------------
Norman Edelcup                     None                          None
--------------------------------------------------------------------------------
David I. Fuente                    None                          None
--------------------------------------------------------------------------------
Charles Mathewson                  None                          None
--------------------------------------------------------------------------------
Harold Milner                      None                          None
--------------------------------------------------------------------------------
                                     -15-

--------------------------------------------------------------------------------
Raymond Noveck                     None                          None
--------------------------------------------------------------------------------
David Silverman                    None                          None
--------------------------------------------------------------------------------

The Disinterested Trustees do not own any securities of the Adviser, the Distributor or any other entity controlling; controlled by or under common control with the Adviser or Distributor.


TRUSTEE COMPENSATION TABLE

The Trustees of the Funds received the following compensation from the Funds for the fiscal year ended December 31, 2004:


---------------------------------------------------------------------------------------------------------------------
                         Aggregate              Pension or                Estimated Annual        Total Compensation
                         Compensation           Retirement Benefits       Benefits Upon           From Fund and Fund
Name                     From the Funds         Accrued As Part of        Retirement              Complex Paid to
                                                Funds Expenses                                    Trustees
---------------------------------------------------------------------------------------------------------------------
Interested:
Ronald Baron                 $0                       N/A                       N/A                     $0
---------------------------------------------------------------------------------------------------------------------
Linda S. Martinson           $0                       N/A                       N/A                     $0
---------------------------------------------------------------------------------------------------------------------
Morty Schaja                 $0                       N/A                       N/A                     $0
---------------------------------------------------------------------------------------------------------------------
Disinterested:
Steven B. Dodge              $  788                   N/A                       N/A                     $  788
---------------------------------------------------------------------------------------------------------------------
David I. Fuente              $3,125                   N/A                       N/A                     $3,125
---------------------------------------------------------------------------------------------------------------------
Norman Edelcup               $  438                   N/A                       N/A                     $  438
---------------------------------------------------------------------------------------------------------------------
Charles Mathewson            $2,400                   N/A                       N/A                     $2,400
---------------------------------------------------------------------------------------------------------------------
Harold Milner                $2,663                   N/A                       N/A                     $2,663
---------------------------------------------------------------------------------------------------------------------
Raymond Noveck               $3,213                   N/A                       N/A                     $3,213
---------------------------------------------------------------------------------------------------------------------
David Silverman              $2,663                   N/A                       N/A                     $2,663
---------------------------------------------------------------------------------------------------------------------

CODE OF ETHICS

The Fund, the Adviser and the Distributor have adopted a written code of ethics pursuant to Rule 17j-1 under the Investment Company Act. The code of ethics allows employees, subject to the code, to invest in securities including, under certain circumstances, securities held by the Fund.


PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated to BAMCO, the investment adviser, all decision making on proxy voting. BAMCO makes its own independent voting decisions, although it may consider recommendations from third parties in its decision making process. The Adviser makes voting decisions solely in the best interests of the Fund and its shareholders. It is the policy of the Adviser in voting proxies to vote each proposal with the objective of maximizing long-term investment returns for the Fund.

The Adviser  uses  guidelines  which are  reviewed  quarterly  by a Proxy Review
Committee established by the Adviser. While the Adviser makes investment decisions based, in part, on the strength of a company's management team, it will not automatically support management proposals if such proposals are inconsistent with the Adviser's policies.

If it is determined that there is a potential material conflict of interest between the interests of the Adviser and the interests of the Fund, the Committee will review the matter and may either (i) request that the Fund consent to the Adviser's vote, (ii) vote in accordance with the published recommendations of and independent voting organization, or (iii) appoint an independent third party to vote.

A full copy of the Proxy Voting Policies and Procedures as well as the most current proxy voting record (Form N- PX) for the Fund can be found found on the Funds' website www.BaronFunds.com.


PRINCIPAL HOLDERS OF SHARES

As of December 31, 2004, the following persons were known to the Fund to be the record or beneficial owners of more than 5% of the outstanding Insurance Shares of the Fund:

  Lincoln Flexible Premium Variable Life                        68.30%
  Great West Life & Annuity Insurance Co.                        9.33%
  Lincoln National Variable Annuity                              9.20%

The above record owners are life insurance companies that hold stock for the benefit of their respective variable life and variable annuity insurance clients. As of December 31, 2004, none of the officers and Trustees of the Fund beneficially owned directly or indirectly any shares of the Fund.


INVESTMENT ADVISER

The investment adviser to the Fund is BAMCO, Inc. (the "Adviser"), a New York corporation with its principal offices at 767 Fifth Avenue, New York, N.Y. 10153 and a subsidiary of Baron Capital Group, Inc. ("BCG"). Mr. Ronald Baron, with his family, is the controlling stockholder of BCG and is BAMCO's chief investment officer. Mr. Baron has over 30 years of experience as a Wall Street analyst and has managed money for others for over 25 years. He has been a participant in Barron's Roundtable and has been a featured guest on Wall Street Week, CNN and CNBC/FNN. Pursuant to an Advisory Agreements with the Fund (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services and management to the Fund, including making the day-to-day investment decisions and arranging portfolio transactions for the Fund subject to such policies as the Trustees may determine. For such services, the Adviser receives an annual fee of 1% of the assets of the Fund. The Fund incurred advisory expenses of $2,284,042 for the year ended December 31, 2004; $1,451,326 for the year ended December 31, 2003; and $1,372,518 for the year ended December 31, 2002.

Under the Advisory Agreements, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Fund, and pays the salaries and fees of all officers and Trustees who are interested persons of the Adviser.

The Fund pays all operating and other expenses not borne by the Adviser such as audit, accounting and legal fees; custodian fees; expenses of registering and qualifying its shares with federal and state securities commissions; expenses in preparing shareholder reports and proxy solicitation materials; expenses associated with the Fund's shares such as dividend disbursing, transfer agent and registrar fees; certain insurance expenses; compensation of Trustees who are not interested persons of the Adviser; and other miscellaneous business expenses. The Fund also pays the expenses of offering the shares of each respective Fund, including the registration and filing fees, legal and accounting fees and costs of printing the prospectus and related documents. The Fund also pays all taxes imposed on it and all brokerage commissions and expenses incurred in connection with its portfolio transactions.

The Adviser utilizes the staffs of BCG and its subsidiary Baron Capital Management, Inc. ("BCM") to provide research. Directors, officers or employees of the Adviser and/or its affiliates may also serve as officers and/or Trustees of the Fund. BCM is an investment adviser to institutional and individual accounts. Clients of BCM have investment objectives which may or may not vary from those of each other and of the Fund. BCM invests assets in such clients' accounts and in the accounts of principals and employees of BCM and its affiliates in investments substantially similar to, or the same as, those which constitute the principal investments of the Fund. When the same securities are purchased for or sold by a Fund and any of such other accounts, it is the policy of the Adviser and BCM to allocate such transactions in a manner deemed equitable by the Adviser, and for the principals and employees of the Adviser, BCM, and affiliates to take either the same or least favorable price of the day. All trading by employees is subject to the Code of Ethics of the Fund and the Adviser. In certain circumstances the Adviser may make investments for the Fund that conflict with investments being made by BCM. The Adviser may also make investment decisions for the Fund that are inconsistent with the investment decisions for other Fund that is manages.

The Advisory Agreement provides that the Fund may use "Baron" as part of its name for so long as the Adviser serves as investment adviser to the Fund. The Fund acknowledges that the word "Baron" in its name is derived from the name of the entities controlling, directly and indirectly, the Adviser, which derive their name from Ronald Baron; that such name is the property of the Adviser and its affiliated companies for copyright and/or other purposes; and that if for any reason the Adviser ceases to be the Fund's investment adviser, the Fund will promptly take all steps necessary to change its name to one that does not include "Baron," absent the Adviser's written consent.

The Advisory Agreement provides that the Adviser shall have no liability to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund taken in good faith on account of any action; provided, that the Adviser shall not be protected against liabilities arising by virtue of willful misfeasance, bad faith or gross negligence, or reckless disregard of the Adviser's obligations under the

Advisory Agreement.

The Advisory Agreement with respect to the Fund was approved by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" ( as defined by the Investment Company Act of 1940 ("1940 Act" )) on April 28, 1998 for an initial term of two years. The Fund's Advisory Agreement must normally be approved, after this initial term, annually by the Trustees or a majority of the Fund's shares and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. With respect to the Fund, such approval for 2004 was given at the Board of Trustees meeting held on May 3, 2004.

The Advisory Agreement is terminable without penalty by either the Fund (when authorized by majority vote of either its outstanding shares or the Trustees) or the Adviser on 60 days' written notice. The Advisory Agreement shall automatically terminate in the event of its "assignment" (as defined by 1940
Act).

In approving the Advisory Agreement the Trustees considered a broad scope of information, including the following:

o confidence in the senior personnel of the Adviser, and the Adviser's resources;
o    the Adviser's investment principles and process;
o    the quality of the services provided by the Adviser;
o the nature of the services provided by the Adviser, including the extensive devotion to research efforts by the Adviser;
o    the type of investing to be used for the Fund;
o    historical performance of the Fund;
o historical performance of the Adviser as compared to similar funds managed by other advisers over comparable periods;
o the advisory fee rate payable to the Adviser by the Fund and by other funds managed by the Adviser, and as compared to similar funds managed by other advisers over comparable periods;
o the total expense ratio of the Fund and as compared to similar funds managed by other advisers over comparable periods;
o the total compensation paid to affiliates of the Adviser for other services;
o the profitability to the Adviser and its affiliates of the Fund and of other Funds managed by the Adviser; and
o    the additional services provided by the Adviser.

In addition, the Trustees were offered the opportunity to ask questions or ask for any additional information. Based on their evaluation of the above information, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement, determining that the compensation under the Agreement is fair and reasonable in light of the services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

SERVICE AGREEMENTS

The Fund may have agreements with various service providers pursuant to which administrative services such as record keeping, reporting and processing services are provided to the Fund.

BROKERAGE

The Adviser is responsible for placing the portfolio brokerage business of the Fund with the objective of obtaining the best net results for the Fund, taking into account prompt, efficient and reliable executions at a favorable price. Brokerage transactions for the Fund in exchange-listed securities are effected chiefly by or through the Adviser's affiliate, Baron Capital, when consistent with this objective and subject to the conditions and limitations of the 1940 Act. Baron Capital, Inc. ("Baron Capital" or the "Distributor") a New York corporation and a subsidiary of BCG, located at 767 Fifth Avenue, New York, N.Y., 10153, is a member of the National Association of Securities Dealers, Inc., but is not a member of any securities exchange. Transactions in securities that trade on NASDAQ or are otherwise not listed are effected by broker/dealers other than Baron Capital. The Fund does not deal with Baron Capital in any portfolio transaction in which Baron Capital acts as principal.

The Fund's Board of Trustees has adopted procedures pursuant to Rule 17e-1 of the 1940 Act which are reasonably designed to provide that the commissions paid to Baron Capital are reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Board reviews no less frequently than quarterly that all transactions effected pursuant to Rule 17e-1during the preceding quarter were effected in compliance with such procedures. The Fund and the Adviser furnish such reports and maintain such records as required by Rule 17e-1.

--------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED 12/31                  2004        2003        2002
--------------------------------------------------------------------------------
Total Commissions Paid                          $304,508    $177,752    $243,848
--------------------------------------------------------------------------------
Commissions Paid to BCI                         $140,917    $ 96,171    $146,103
--------------------------------------------------------------------------------
% of Aggregate Dollar Amount of
Commissions Paid to BCI                           46.3%       54.1%       59.9%
--------------------------------------------------------------------------------
% of Aggregate Dollar Amount of
Transactions Involving Payment of
Commissions to BCI                                50.3%       53.5%       58.4%
--------------------------------------------------------------------------------
% of Total Transactions (Principal & Agency)
Where BCI Acted as Broker                         49.6%       52.8%       85.1%
--------------------------------------------------------------------------------

Under the Investment Advisory Agreements and as permitted by Section 28(e) of the Securities and Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer (except Baron Capital) which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is consistent with the Fund's policies and is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Such research and information may be used by the Adviser or its affiliates to supplement the services it is required to perform pursuant to the Advisory Agreement in serving the Fund and/or other advisory clients of affiliates.

Broker-dealers may be willing to furnish statistical research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Fund, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided research to the Adviser. Research provided by brokers is used for the benefit of all of the Adviser's or its affiliates' clients and not solely or necessarily for the benefit of the Fund. The Adviser's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration the in the selection of brokers to execute portfolio transactions.

Baron Capital acts as broker for, in addition to the Fund, accounts of BCM and Baron Capital, including accounts of principals and employees of Baron Capital, BCM and the Adviser. Investment decisions for the Fund and for investment accounts managed by BCM are made independent of each other in light of differing considerations for the various accounts. The same investment decision may, however, be made for two or more of the Adviser's and/or BCM's accounts. In such event, simultaneous transactions are inevitable. Purchases and sales are averaged as to price where possible and allocated to account in a manner deemed equitable by the Adviser in conjunction with BCM. This procedure could have a detrimental effect upon the price or value of the security for the Fund, but may have a beneficial effect.

The investment advisory fee that the Fund pays to the Adviser is not reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to the Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would by useful to the Adviser in carrying out its obligations to the Fund.

DISTRIBUTOR

DISTRIBUTION OF SECURITIES

The Fund has a distribution agreement with Baron Capital. Baron Capital is affiliated with the Adviser. The Distributor acts as the agent for the Fund for the continuous public offering of its shares on a best efforts basis pursuant to a distribution plan adopted under Rule 12b-1 under the 1940 Act ("Distribution Plan").

DISTRIBUTION PLAN

The Distributor does not receive underwriting commissions, but the Distribution Plan authorizes the Fund to pay the Distributor a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets. The distribution fee is paid to the Distributor in connection with its activities or expenses primarily intended to result in the sale of shares, including, but not limited to, compensation to registered representatives or other employees of the Distributor; compensation to and expenses of employees of the Distributor who engage in or support the distribution of shares or who service shareholder accounts; telephone expenses; preparing, printing and distributing promotional and advertising material; preparing, printing and distributing the Prospectus and reports to other than current shareholders; compensation for certain shareholder services; and commissions and other fees to broker-dealers or other persons who have introduced investors to the Fund. The total amount of the fee is payable to the Distributor regardless of the actual expenses incurred, which may be more or less than the distribution fees received by the Distributor. The Distributor or its affiliates may enter into arrangements with third parties to sell the Funds in programs that make the Funds' shares available to their customers and pay such third parties amounts in excess of the 12b-1 fee. The Excess amounts typically represent savings of expenses the Funds would otherwise incur in performing record keeping and transfer agency functions. The Adviser reimburses the Distributor for certain of those excess charges.

The expenses listed below are payable by the Fund and are not treated as distribution or service fees under the Distribution Plan even if they are considered to be primarily intended to result in the sale of shares within the meaning of Rule 12b-1: (a) the costs of preparing, printing or reproducing and mailing all required reports and notices to shareholders; (b) the costs of preparing, printing or reproducing and mailing all proxy statements and proxies (whether or not such proxy materials include any item relating to or directed toward the sale of shares); (c) the costs of preparing, printing or reproducing and mailing all prospectuses and statements of additional information to current shareholders; (d) all legal and accounting fees relating to the preparation of any such report, prospectus, and proxy materials; (e) all fees and expenses relating to the qualification of the Fund and/or their shares under the securities or "Blue Sky" laws of any jurisdiction; (f) all fees under the 1940 Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Shares; (g) all fees and assessments, if any, of the Investment Company Institute or any successor organization, whether or not its activities are designed to provide sales assistance; (h) all costs of preparing and mailing confirmations of shares sold or redeemed and reports of share balances; (i) all costs of responding to telephone or mail inquiries of shareholders or prospective shareholders; and (j) all other costs and expenses of an administrative nature.

The Distribution Plan requires that while it is in effect the Distributor report to the Trustees in writing, at least quarterly, the amounts of all expenditures, the identity of the payees and the purposes for which such expenditures were made for the preceding fiscal quarter.

For year fiscal year ended December 31, 2004, the Fund accrued distribution fees of $561,533 (an additional $334,949 was absorbed by the Distributor and/or its affiliates and not paid by the Fund pursuant to the 0.25% limitation).


COMPENSATION TABLE

The following table discloses compensation received by Baron Capital from the Funds for the fiscal year ended December 31, 2004:


--------------------------------------------------------------------------------------------------------------------
                                 Net Underwriting        Compensation on
                                  Discounts and          Redemptions and           Brokerage               Other
                                   Commissions             Repurchases            Commissions          Compensation*
--------------------------------------------------------------------------------------------------------------------
Baron Capital Asset Fund                $0                      $0                  $140,917             $561,533
--------------------------------------------------------------------------------------------------------------------

* Fees received pursuant to Distribution Plan.

Trustees of the Fund who were not interested persons of the Fund had no direct or indirect financial interest in the operation of the Distribution Plan or any agreement thereunder. All the interested Trustees had such an interest.

The Distribution Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto. In approving the Distribution Plan, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and their shareholders. The anticipated benefits include the following: (i) the likelihood of attracting and retaining investments in the Fund and (ii) the consequent reduced expense ratios due to economies of scale, ability to purchase larger blocks of securities, resulting in decreased expenses, and minimization of adverse effects from forced sales of portfolio securities to meet redemptions.

Baron Capital is authorized to make payments to authorized dealers, banks and other financial institutions who have rendered distribution assistance and ongoing shareholder support services, shareholder servicing assistance or record keeping. Certain states may require that any such person be registered as a dealer with such state. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Distribution Plan. No preference will be shown in the selection of investments for the instruments of such depository institutions. Baron Capital may also retain part of the distribution fee as compensation for its services and expenses in connection with the distribution of shares. If the Distribution Plan is terminated, the Fund will owe no payments to Baron Capital other than any portion of the distribution fee accrued through the effective date of termination but then unpaid.

Unless terminated in accordance with its terms, the Distribution Plan will continue in effect until, and from year to year thereafter if, such continuance is specifically approved at least annually by the Fund's Trustees and by a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto, such votes cast in person at a meeting called for the purpose of such vote.

The Distribution Plan may be terminated at any time by the vote of a majority of the members of the Fund's Board of Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto or by the vote of a majority of the outstanding shares. The Distribution Plan may not be amended to increase materially the amount of payments to be made without the approval of the Fund's shareholders. All material amendments must be approved by a vote of the Trustees and of the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto, such votes cast in person at a meeting called for the purpose of such vote.

CUSTODIAN,  TRANSFER  AGENT  AND DIVIDEND  AGENT

The Bank of New York, One Wall Street, New York, NY 10286, is the custodian for the Fund's cash and securities. DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105, is the transfer agent and dividend agent for the Fund's shares. Neither institution assists in or is responsible for investment decisions involving assets of the Fund.


REDEMPTION OF SHARES

The Fund expects to make all redemptions in cash, but have reserved the right to make payment, in whole or in part, in portfolio securities. Payment will be made other than all in cash if the Fund's Board of Trustees determines that economic conditions exist which would make payment wholly in cash detrimental to the Fund's best interests. Portfolio securities to be so distributed, if any, would be selected in the discretion of the Fund's Board of Trustees and priced as described under "Determining Your Share Price" herein and in the Prospectus.


NET  ASSET VALUE

As more fully set forth in the Prospectus under "Determining Your Share Price," the net asset value per share of each Fund is determined as of the close of the New York Stock Exchange on each day that the Exchange is open. The Exchange is open all week days that are not holidays, which it announces annually. The most recent announcement states it will not be open on New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities traded on more than one national securities exchange are valued at the last sale price of the day as of which such value is being determined as reflected at the close of the exchange which is the principal market for such securities.

U.S. Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees.


TAXES

The Fund intends to qualify every year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Qualification as a regulated investment company relieves the Fund of Federal income taxes on the portion of their net investment income and net realized capital gains distributed to shareholders. The Fund intends to distribute virtually all of its net investment income and net realized capital gains at least annually to their respective shareholders.

A non-deductible 4% excise tax will be imposed on the Fund to the extent that it does not distribute (including declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income (the excess of short and long term capital gain over short and long term capital loss) for each one-year period ending October 31 and (iii) certain other amounts not distributed in previous years. Shareholders will be taxed during each calendar year on the full amount of such dividends distributed (including certain declared dividends not actually paid until the next calendar year).

For Federal income tax purposes, distributions paid from net investment income and from any net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Distributions paid from net capital gains are taxable as long-term capital gains, whether received in cash or shares and regardless of how long a shareholder has held the shares, and are not eligible for the dividends received deduction. The Fund will send written notices to shareholders regarding the Federal income tax status of all distributions made during each calendar year as ordinary income or capital gain.

The foregoing relates to Federal income taxation. Distributions may also be subject to state and local taxes. The Fund is organized as a Delaware business trust. Under current law, so long as the Fund qualifies for the Federal income tax treatment described above, it is believed that it will not be liable for any income or franchise tax imposed by Delaware.

Investors are urged to consult their own tax advisers regarding the application of Federal, state and local tax laws.


ORGANIZATION AND CAPITALIZATION

GENERAL

The Trust is an open-end investment company registered under the Investment Company Act of 1940. It is organized as a series fund and established under the laws of The State of Delaware by a Declaration of Trust dated November 20, 1997. The one series currently available is Baron Capital Asset Fund. Shares entitle their holders to one vote per share on all matters submitted to a vote of shareholders. The Trust's Declaration of Trust provides that no matters need be submitted to shareholders except as required by the 1940 Act. Consequently, matters such as mergers, acquisitions and sales of assets may not require shareholder approval. In the election of Trustees, shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights, and are transferable.


SHAREHOLDER AND TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


OTHER INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers, LLP, 300 Madison Avenue, New York, New York 10017, has been selected as independent registered public accounting firm of the Fund.

CALCULATIONS OF PERFORMANCE DATA

Advertisements and other sales literature for the Fund may refer to average annual total return and actual return. Average annual total return is computed by finding the average annual compounded rates of return over a given period that would equate a hypothetical initial investment to the ending redeemable value thereof, as follows:

                                       n
                                 P(1+T)  = ERV

         Where:            P  = a hypothetical initial payment of $1,000
                           T  = average annual total return
                           n
                              = number of years
                          ERV = ending redeemable value at the end of the
                                period of a hypothetical $1,000 investment made at the beginning of the period

Actual return is computed by measuring the percentage change between the net asset value of a hypothetical $1,000 investment in the Fund at the beginning of a period and the net asset value of that investment at the end of a period.

All performance calculations assume that dividends and distributions are reinvested at the net asset value on the appropriate reinvestment dates and include all recurring fees.

Computed in the manner described above, the performance of the Insurance Shares of the Fund has been:

                                    Average Annual Total Return     Total Return


Year ended 12/31/04                           25.64%                    25.64%

Five years ended 12/31/04                      8.92%                    53.28%

Inception (10/01/98) to 12/31/04              17.63%                   175.86%

Performance results represent past performance and are not necessarily representative of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

In addition to advertising average annual and actual return data, comparative performance information may be used in advertising materials about the Fund, including data and other information from AOL Personal Finance, MSN Money, CBS Market Watch, On Investing Magazine, Reuters, Financial Times, London Times, S&P Advisor Insight, P&I Daily, Boston Herald, Daily Telegraph (London) The New York Post, Lipper Analytical Services, Inc., CDA Investment Technologies, Morningstar Inc., Money, Forbes, SEI, Ibbotson, No Load Fund Investor, Growth Fund Guide, Fortune, Barron's, The New York Times, The Wall Street Journal, Changing Times, Medical Economics, Business Week, Consumer Digest, Dick Davis Digest, Dickenson's Retirement Letter, Equity Fund Outlook, Executive Wealth Advisor, Financial World, Investor's Daily, Time, Personal Finance, Investment Advisor, SmartMoney, Rukeyser, Kiplinger's, NAPFA News, US News, Bottomline, Investors Business Daily, Bloomberg Radio, CNBC, USA Today, 1998 Mutual Fund Report, Mutual Fund Magazine, The Street.com, Bloomberg Personal, Worth, Washington Business Journal, Investment News, Hispanic Magazine, Institutional Investor, Rolling Stone Magazine, Microsoft Investor, Individual Investor, SmartMoney Interactive, Art & Auction, Dow Jones Newswire, and/or Dow Jones News. The Fund may also use comparative performance data from indexes such as the Dow Jones Industrial Average, Standard & Poor's 400, 500, Small Cap 600, 1,500, or Midcap 400, Value Line Index, Wilshire 4, 500, 5000, or Small Cap; NASDAQ/OTC Composite, New York Stock Exchange; and the Russell 1000, 2000, 2500, 3000, 2000 Growth, 2000 Value, or Midcap. With respect to the rating services, the Fund may use performance information that ranks the Fund in any of the following categories: all Fund, aggressive growth Fund, value Fund, mid-cap Fund, small-cap Fund, growth and income Fund, equity income Fund, and any combination of the above listed categories.


FINANCIAL STATEMENTS

The Fund's financial statements for the year ended December 31, 2004 appearing in the 2004 Annual Financial Report to Shareholders and the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, appearing therein, are incorporated by reference in this Statement of Additional Information.

                            BARON CAPITAL FUNDS TRUST


                            BARON CAPITAL ASSET FUND

                                Retirement Shares

                                767 Fifth Avenue
                            New York, New York 10153
                                 (800) 99-BARON
                                  212-583-2100

                            ------------------------


                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 20, 2005

                            ------------------------


          This Statement of Additional Information ("SAI") is not a prospectus. The Fund's Prospectus, dated April 20, 2005, may be obtained without charge by writing or calling the Funds at the address and telephone number above.


                            ------------------------












          No person has been authorized to give any information or to make any representations other than those contained in this SAI or in the related Prospectus.

                                TABLE OF CONTENTS





                                                PAGE IN
                                               STATEMENT
                                                   OF
                                               ADDITIONAL             PAGE IN
                                              INFORMATION           PROSPECTUS




FUND HISTORY AND CLASSIFICATION.............
  Investment Goals, Strategies and Risks....

MANAGEMENT THE FUNDS........................
  Board of Trustees and Officers............
  Principal Holders of Shares...............
  Investment Adviser........................

BROKERAGE...................................

DISTRIBUTOR.................................
  Distribution Plan.........................
  Code of Ethics............................

REDEMPTION AND PURCHASE OF SHARES...........

NET ASSET VALUE.............................

TAXES.......................................

ORGANIZATION AND CAPITALIZATION.............

OTHER INFORMATION...........................                        Back Cover
  Calculations of Performance Data..........

FUND HISTORY AND CLASSIFICATION

Baron Capital Funds Trust (the "Trust") is a no-load, open-end, diversified management investment company and established under the laws of the State of Delaware on November 20, 1997. The Trust is structured to be able to issue shares in multiple series, each constituting a separate portfolio with separate assets and liabilities from any other series. There is one series currently available (the "Fund"): Baron Capital Asset Fund, started October 1, 1998. The Fund has two classes of stock, Retirement Shares, which are available to qualified retirement plans, and Insurance Shares, which are available in connection with variable annuity contracts and variable life insurance contracts.


INVESTMENT GOALS,  STRATEGIES AND RISKS

The Fund's investment objective is to seek capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations up to $2.5 billion and medium sized companies with market values of $2.5 billion to $8 billion.

In addition to the principal investment strategies of the Fund described in the Prospectus on pages 3-4 and 7-8, the Fund may use the additional strategies described below. These investment strategies are not fundamental policies and may be changed by the Fund's Board of Trustees. Shareholders would be notified of any material changes. Some of the strategies discussed below are mentioned in the Prospectus, but are explained in more detail here.

FOREIGN SECURITIES o The Fund may invest up to 10% of its total assets directly in the securities of foreign issuers which are not publicly traded in the U.S. and may also invest in foreign securities in domestic markets through depositary receipts or listed securities without regard to this limitation. The Adviser currently intends to invest not more than 10% of the Fund's assets in foreign securities, including both direct investments and investments made through depositary receipts. These securities may involve additional risks not associated with securities of domestic companies, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, or expropriation or confiscatory taxation. Issuers of foreign securities are subject to different, often less detailed, accounting, reporting and disclosure requirements than are domestic issuers. The Fund may invest in securities commonly known as American Depository Receipts ("ADRs"), and in European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. EDRs are receipts issued in Europe generally by a non-U.S. bank or trust company that evidence ownership of non-U.S. or domestic securities. Generally, ADRs are in registered form and EDRs are in bearer form. There are no fees imposed on the purchase or sale of ADR's or EDRs although the issuing bank or trust company may impose fees on the purchase of dividends and the conversion of ADRs and EDRs into the underlying securities. Investment in ADRs has certain advantages over direct investment in the underlying non-U.S. securities, since (i) ADRs are U.S. dollar denominated investments which are easily transferable and for which market quotations are readily available and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as domestic issuers. EDRs are not necessarily denominated in the currency of the underlying security.

LENDING o The Fund may lend its portfolio securities to institutions as a means of earning additional income. In lending its portfolio securities, the Fund may incur delays in recovery of loaned securities or a loss of rights in the collateral. To minimize such risks, such loans will only be made if the Fund deems the other party to be of good standing and determines that the income justifies the risk. The Fund will not lend more than 25% of its total assets.

WHEN-ISSUED SECURITIES o The Fund may invest in debt and equity securities purchased on a when-issued basis. Although the payment and interest terms of when-issued securities are established at the time the purchaser enters into the commitment, the actual payment for and delivery of when-issued securities generally takes place within 45 days. The Fund bears the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Failure of the issuer to deliver the security purchased on a when-issued basis may result in a loss or missed opportunity to make an alternative investment. The Fund does not anticipate investing more than 5% of its assets in such securities.

MEDIUM AND LOWER RATED CORPORATE DEBT SECURITIES o The Fund may invest in debt securities that are rated in the medium to lowest rating categories by S&P and Moody's, some of which may be known as "junk bonds." The Fund does not anticipate investing more than 35% of its assets in such securities.

The Fund will rely on the Adviser's judgment, analysis and experience in evaluating debt securities. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. Ratings by S&P and Moody's evaluate only the safety of principal and interest payments, not market value risk. Because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors the issuers of corporate debt securities held in the Fund's portfolio. The credit ratings assigned by a rating agency to a security are not considered by the Adviser in selecting a security. The Adviser examines the intrinsic value of a security in light of market conditions and the underlying fundamental values. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objective when investing in such securities is dependent on the credit analysis of the Adviser. The Adviser could be wrong in its analysis. If the Fund purchased primarily higher rated debt securities, these risks would be substantially reduced.

A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower grade corporate debt securities and adversely affect the market value of such securities. The ability of issuers of medium and lower grade corporate debt securities to repay principal and to pay interest, to meet projected business goals and to obtain additional financing may be adversely affected by economic conditions. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the corporate debt securities in the Fund's portfolio. The secondary market prices of medium and lower grade corporate debt securities are more sensitive to adverse economic changes or individual corporate developments than are higher rated debt securities. Adverse publicity and investor perceptions, whether or not based on rational analysis, and periods of economic uncertainty may also affect the value and liquidity of medium and lower grade corporate debt securities, although such factors also present investment opportunities when prices fall below intrinsic values. Yields on debt securities in the portfolio that are interest rate sensitive can be expected to fluctuate over time.

To the extent that there is no established market for some of the medium or low grade corporate debt securities in which the Fund may invest, there may be thin or no trading in such securities and the ability of the Adviser to value accurately such securities may be adversely affected. Further, it may be more difficult for the Fund to sell securities for which no established market exists as compared with securities for which such a market does exist. During periods of reduced market liquidity and in the absence of readily available market quotations for medium and lower grade corporate debt securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to a reduced availability of reliable objective data.

To the extent that the Fund purchases illiquid securities or securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities may be particularly difficult to value and their disposition may require greater effort and expense than more liquid securities. The Fund may be required to incur costs in connection with the registration of restricted securities in order to dispose of such securities, although under Rule 144A under the Securities Act of 1933 certain securities may be determined to be liquid pursuant to procedures adopted by the Board of Trustees under applicable guidelines. The Fund may invest in securities of distressed issuers when the intrinsic values of such securities, in the opinion of the Adviser, warrant such investment.

OTHER DEBT SECURITIES o The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value; pay-in-kind securities pay interest through the issuance of additional securities. The market value of these debt securities generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. The secondary market value of corporate debt securities structured as zero coupon securities or pay-in-kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accrued, to the extent that the Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Investment in such securities also involves certain tax considerations.

The Fund may from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. When the Fund purchases a participation interest it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor the Adviser considers in purchasing a particular indebtedness. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. There are no established markets for some of this indebtedness and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Fund may purchase loans from national and state chartered banks as well as foreign ones. The Fund may invest in senior indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired. The Fund may also invest in distressed first mortgage obligations and other debt secured by real property. The Fund does not currently anticipate investing more than 5% of its assets in trade and other claims.

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase that security at a mutually agreed upon time and price. Repurchase agreements could involve certain risks in the event of the failure of the seller to repurchase the securities as agreed, which may cause a fund to suffer a loss, including loss of interest on or principal of the security, and costs associated with delay and enforcement of the repurchase agreement. Repurchase agreements with a duration of more than seven days are considered illiquid securities.

As a form of borrowing, the Fund may engage in reverse repurchase agreements with certain banks or non-bank dealers, where the Fund sells a security and simultaneously agrees to buy it back later at a mutually agreed upon price. To the extent the Fund engages in reverse repurchase agreements it will maintain a segregated account consisting of liquid assets or highly marketable securities to cover its obligations. Reverse repurchase agreements may expose the Fund to greater fluctuations in the value of its assets.

SHORT SALES

The Fund may sell securities short, either as a hedge against an anticipated decline in a stock price, to reduce portfolio volatility, or in connection with special situations or arbitrage activities. The Fund may also sell a security the Fund owns or a security equivalent in kind or amount to a security the Fund has a right to obtain (for example, a security convertible into the security sold short or a security the adviser believes will be deliverable upon the closing of a transaction). The Fund may also sell short securities when in the opinion of the Adviser the position is covered by owning a security that has ownership rights to assets that include all of the assets of the security shorted. The Fund may sell a security that the Fund borrows and does not own. The Fund must borrow the security to deliver it to the purchaser and later buy that security in the market to return it to the lender. The value of a security sold short could increase and the Fund would have to pay more for the security than it has received from the purchaser in the short sale. The Fund's risk of loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security, even in the case of a short that is fully covered by long positions. If the value of the securities increases, the Fund loses the opportunity to participate in the gain of the covered positions. The Fund may sell a security short only on a fully collateralized basis, which requires that the Fund establish and maintain a segregated account.

OPTIONS TRANSACTIONS AND SWAPS

The Fund may (write) sell put and covered call options and purchase put and call options on equity and/or debt securities. The Fund may also enter into equity swap transactions. All calls sold by the Fund must be "covered" (i.e., a Fund must own the underlying securities) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may have required the Fund to hold a security or instrument which it might otherwise have sold and a put exposes the Fund to theoretically unlimited as the price of the security increases.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation, when exercised, to buy, the underlying security, at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller if exercised, the obligation to sell, the underlying security at the exercise price. An American style put or call option may be exercised at any time during a fixed period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto, and the Fund may engage in either style option. The Fund is authorized to engage in transactions with respect to exchange-listed options, over-the-counter options ("OTC options") and other derivative investments. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

Rather than taking or making delivery of the underlying security through the process of exercising the option, listed options are usually closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. The hours of trading for listed options may not coincide with the hours during which the underlying instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are negotiated by the parties. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Equity swap transactions are entered into with financial institutions through a direct agreement with the Counterparty, generally an ISDA Master Agreement, the specific terms of which are negotiated by the parties. The Fund may use equity swaps, or other derivative instruments, for hedging purposes against potential adverse movements in security prices or for non-hedging purposes such as seeking to enhance return. The Fund may be required to post collateral for such transactions.

There is no central clearing or unless the parties provide for it, guaranty function in an OTC option or derivative, including swaps. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument or fails to make a cash settlement payment due in accordance with the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. The Adviser must assess the creditworthiness of each Counterparty to determine the likelihood that the terms of the OTC option or the derivative will be satisfied. The Fund will engage in OTC option transactions and derivatives only with previously approved Counterparties. The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any,) are illiquid, and are subject to a fund's limitations on investments in illiquid securities unless the Fund has the legal right to terminate the option on not more than seven days notice and the counterparty has a high credit quality rating.


USE OF SEGREGATED  AND OTHER  SPECIAL  ACCOUNTS

Many hedging transactions, in addition to other requirements, require that the Fund segregate liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. Hedging transactions may be covered by other means when consistent with applicable regulatory policies.


INVESTMENT RESTRICTIONS

The Fund has adopted investment restrictions, described below, which are fundamental policies of the Fund and may not be changed without the approval by a majority of the Fund's shares or less, at least two-thirds of a quorum of a majority of the shares. Unless otherwise noted, all percentage restrictions are measured as of the time of the investment after giving effect to the transaction.

BARON CAPITAL ASSET FUND may not:

1. Issue senior securities or borrow money or utilize leverage in excess of 25% of its net assets (plus 5% for emergency or other short-term purposes) from banks from time to time.
2. Except as described in the prospectus, engage in short-sales, purchase securities on margin or maintain a net short position.
3. Purchase or sell commodities or commodity contracts except for hedging purposes and in conformity with regulations of the Commodities Futures Trading Commission such that the Fund would not be considered a commodity pool.
4. Purchase or sell oil and gas interests or real estate. Debt or equity securities issued by companies engaged in the oil, gas or real estate business are not considered oil or gas interests or real estate for purposes of this restriction. First mortgage loans and other direct obligations secured by real estate are not considered real estate for purposes of this restriction.
5. Invest more than 25% of the value of its total assets in any one industry, except investments in U.S. government securities.
6. Purchase the securities of any one issuer other than the U.S. government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% and 10% limitations.
7.   Underwrite securities of other issuers.
8. Make loans, except to the extent the purchase of debt obligations of any type (including repurchase agreements and corporate commercial paper) are considered loans and except that the Fund may lend portfolio securities to qualified institutional investors in compliance with requirements established from time to time by the Securities and Exchange Commission and the securities exchanges where such securities are traded.
9. Participate on a joint, or a joint and several, basis in any securities trading account.
10. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with options, loans of portfolio securities, or other permitted borrowings.
11. Purchase securities of any issuer with a record of less than three years' continuous operations, including predecessors, except obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.
12. Invest more than 15% of its net assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.

As a non-fundamental policy, the Fund will not:

1. Invest in securities of other registered investment companies (except in connection with a merger, consolidation or other reorganization and except for the purchase of shares of registered open-end money market funds if double advisory fees are not assessed), invest more than 5% of the value of the Fund's total assets in more than 3% of the total outstanding voting securities of another investment company or more than 10% of the value of the Fund's total assets in securities issued by other investment companies.

The Securities and Exchange Commission currently requires that the following conditions be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; 5) the Fund may pay only reasonable custodian fees in connection with the loan; and 6) while voting rights on the loaned securities may pass to the borrower, the Fund's trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modifications.

TURNOVER RATE

The Adviser expects that the average annual turnover rate of the portfolio of the Fund should not exceed 50%. The turnover rate fluctuates depending on market conditions. The turnover rate for the Fund for the past two years ended December 31 are:

                     2004             2003

                     29.74%          28.08%


DISCLOSURE POLICY

Information regarding the Fund's policies regarding the disclosure of portfolio information is contained in the prospectus. Disclosures are made on the Fund's web site, www.BaronFunds.com. The Fund's disclosure policy is designed to address the interests of shareholders of the Fund, which, the Board feels, minimizes any potential conflicts. The Fund's Chief Compliance Officer reports to the Board every quarter on these, and other matters.

The Fund discloses portfolio holdings in connection with the day-to-day operations and management of the Fund, including to the Fund's custodian and auditors. Portfolio holdings may also be disclosed to other service providers to the Fund, including pricing services, portfolio management and trading systems, and proxy voting systems. In these situations, the Fund, the Adviser or the Distributor have entered into agreements with the service providers whereby they agree to keep the information confidential, and to refrain from trading on the basis of the information. When engaged in purchasing and selling securities for each Fund through brokers and dealers or other trading platforms, the Fund discloses certain information about one or more of the securities positions they own. The Fund does not have separate non-disclosure agreements with each of these trading entities, but the Fund would immediately cease doing business with any entity the Adviser believes is misusing the information.


MANAGEMENT OF THE FUND


PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

As of December 31, 2004:

------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF          TOTAL
TYPE OF ACCOUNT                      PORTFOLIO MANAGER            ACCOUNTS(1)(2)     ASSETS (2)
------------------------------------------------------------------------------------------------------
Registered Investment Companies*     Ronald Baron                  6                 $7,521 million
------------------------------------------------------------------------------------------------------
Other pooled investment vehicles                                   3                    117 million
------------------------------------------------------------------------------------------------------
Other Accounts                                                    52                    471 million
------------------------------------------------------------------------------------------------------

*    Including Baron Capital Asset Fund
(1) Including registered investment companies, other pooled investment vehicles and other accounts.
(2) For 2 of the accounts with total assets of $58 million, the advisory fee is based on performance, although one account ($45 million) is a fund of fund.

CONFLICTS OF INTEREST

The Adviser believes that it has policies and procedures in place that address the Fund's potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to broker-dealers), disclosure of confidential information and employee trading.

COMPENSATION

Mr. Baron's compensation is fixed, based on a three year contract that expires February 28, 2006. His compensation includes a fixed base salary and a fixed bonus that is roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron's role as the Firm's founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of the Firm's assets under management. Consideration was given to Mr.
Baron's reputation, the long-term performance records of the funds under his management, and the profitability of the Firm. In addition to his cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.

OWNERSHIP OF PORTFOLIO MANAGER

As of December 31, 2004, the Portfolio Manager ownership of Fund Shares was:

-------------------------------------------------------------------------------
                                                          DOLLAR RANGE OF
PORTFOLIO MANAGER           FUND                          FUND SHARES OWN
--------------------------------------------------------------------------------
Ronald Baron                Baron Capital Asset Fund      $0
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of the Fund. The following table lists the Trustees and executive officers of the Fund, their date of birth, current positions held with the Fund, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for the Fund.

INTERESTED TRUSTEES
-------------------

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Ronald Baron *+                  President, Chief         7 years                      Chairman, CEO, and Director, Baron
767 Fifth Avenue                 Executive Officer,                                    Capital, Inc. (1982-Present), Baron
New York, NY 10153               Chief Investment                                      Capital Management, Inc. (1983-Present),
DOB: May 23, 1943                Officer, Trustee and                                  Baron Capital Group, Inc. (1984-Present),
                                 Portfolio Manager                                     BAMCO, Inc. (1987-Present); Portfolio
                                                                                       Manager, Baron Asset Fund (1987-Present),
                                                                                       Baron Growth Fund (1995-Present);
                                                                                       President (2004-Present), Chairman (1999-
                                                                                       2004), CIO and Trustee (1987-Present),
                                                                                       Baron Investment Funds Trust; President
                                                                                       (2004-Present), Chairman (1997-2004), CIO
                                                                                       and Trustee (1997-Present), Baron Funds
                                                                                       Trust; President (2004-Present), Chairman
                                                                                       (2003-2004), CIO and Trustee (2003-
                                                                                       Present), Baron Select Funds.


INTERESTED TRUSTEES
NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------
Ronald Baron *+                  None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: May 23, 1943

INTERESTED TRUSTEES

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Linda S. Martinson*+             Vice President,          7 years                      General Counsel, Vice President and
767 Fifth Avenue                 Secretary, General                                    Secretary, Baron Capital, Inc. (1983-
New York, NY 10153               Counsel and Trustee                                   Present), BAMCO, Inc. (1987-Present),
DOB: February 22, 1955                                                                 Baron Capital Group, Inc. (1984-Present),
                                                                                       Baron Capital Management, Inc. (1983-
                                                                                       Present); Vice President, Secretary,
                                                                                       General Counsel and Trustee, Baron
                                                                                       Investment Funds Trust (1987-Present);
                                                                                       Vice President, Secretary, General Counsel
                                                                                       and Trustee, Baron Capital Funds Trust
                                                                                       (1997-Present); Vice President, General
                                                                                       Counsel, Secretary and Trustee, Baron
                                                                                       Select Funds (2003-Present).

Morty Schaja*+                   Executive Vice           7 years                      President and Chief Operating Officer,
767 Fifth Avenue                 President, Chief                                      Baron Capital, Inc. (1999-Present); Senior
New York, NY 10153               Operating Officer and                                 Vice President and Chief Operating
DOB: October 30, 1954            Trustee                                               Officer, Baron Capital, Inc. (1997-1999);
                                                                                       Managing Director, Vice President, Baron
                                                                                       Capital, Inc. (1991-1999); and Director,
                                                                                       Baron Capital Group, Inc., Baron Capital
                                                                                       Management, Inc., and BAMCO, Inc. (1997-
                                                                                       Present); Executive vice President (2004-
                                                                                       Present), President (1999-2004), COO
                                                                                       (1999-Present) and Trustee (1996-Present),
                                                                                       Baron Investment Funds Trust; Executive
                                                                                       Vice President (2004-Present), President
                                                                                       (1999-2004), COO (1999-Present) and
                                                                                       Trustee (1997-Present) Baron Capital Funds
                                                                                       Trust; Executive Vice President (2004-
                                                                                       Present), President, COO and Trustee
                                                                                       (2003-Present), Baron Select Funds.

DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Linda S. Martinson*+             None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: February 22, 1955

Morty Schaja*+                   None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: October 30, 1954

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
Steven B. Dodge^**                Trustee                  Elected 10/22/04              CEO, Windover Development
239 Summer Street                                                                        Corporation (2004-Present) (private
Manchester, MA 01944                                                                     real estate development company);
DOB: July 12, 1945                                                                       Founder and Chairman, American
                                                                                         Tower Corporation (1998-Present);
                                                                                         Founder, Chairman and CEO, American
                                                                                         Radio Systems (1988-1998); Founder,
                                                                                         Chairman and CEO, American
                                                                                         Cablesystems (1978-1988); Chairman
                                                                                         of Audit Committee, member of
                                                                                         executive and Special Independent
                                                                                         Committees, Sotheby's Holdings,
                                                                                         Inc. (2000-Present); Chairman of
                                                                                         Audit Committee, Nextel Partners,
                                                                                         Inc. (2000-Present).

Norman S. Edelcup+^**             Trustee                  7 years                       Senior Vice President and Director,
244 Atlantic Isles                                                                       Florida Savings Bancorp (2001-
Sunny Isles Beach, FL 33160                                                              Present); Mayor (October 2003-
DOB: May 8, 1935                                                                         Present), Commissioner, Sunny Isles
                                                                                         Beach, Florida (2001-2003); Senior
                                                                                         Vice President, Item Processing of
                                                                                         America (1999-2000) (a subsidiary
                                                                                         of The Intercept Group); Chairman,
                                                                                         Item Processing of America (1989-
                                                                                         1999) (a financial institution
                                                                                         service bureau); Director, Valhi,
                                                                                         Inc. (1975-Present) (diversified
                                                                                         company); Director, Artistic
                                                                                         Greetings, Inc. (1985-1998);
                                                                                         Trustee (1987-Present), Baron
                                                                                         Investment Funds Trust; Trustee
                                                                                         (1997-Present), Baron Capital Funds
                                                                                         Trust; Trustee (2003-Present) Baron
                                                                                         Select Funds.

DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Steven B. Dodge^**                Chairman of the Audit Committee,
239 Summer Street                 Member os Executive and Special
Manchester, MA 01944              Independent
DOB: July 12, 1945                Committees,
                                  Sotheby's Holdings, Inc. (2000-
                                  Present);
                                  Chairman of Audit Committee,
                                  Nextel Partners, Inc.
                                  (2000-Present)

Norman S. Edelcup+^**             Director, Florida Savings
244 Atlantic Isles                Bancorp (2001-Present);
Sunny Isles Beach, FL 33160       Director, Valhi, Inc. (1975-
DOB: May 8, 1935                  Present) (diversified company).

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
David I. Fuente^**                Trustee                  Elected 10/22/04              Director (1987-Present), Chairman
701 Tern Point Circle                                                                    (1987-2001) and CEO (1987-2000)
Boca Raton, FL 33431                                                                     Office Depot; Director, Ryder
DOB: September 10, 1945                                                                  Systems, Inc. (1998-Present);
                                                                                         Director, Dick's Sporting Goods,
                                                                                         Inc. (1993-Present).

Charles N. Mathewson^**           Chairman and Trustee     7 years; Elected as           Chairman Emeritus (October 2003-
9295 Prototype Road                                        Chairman 08/04                Present), Chairman, International
Reno, NV 89521                                                                           Game Technology, Inc. (1986-2003)
DOB: June 12, 1928                                                                       (manufacturer of microprocessor-
                                                                                         controlled gaming machines and
                                                                                         monitoring systems); Chairman,
                                                                                         American Gaming Association (1994-
                                                                                         2002); Chairman (2004-Present)
                                                                                         Trustee (1987-Present) Baron
                                                                                         Investment Funds Trust; Chairman
                                                                                         (2004-Present), Trustee (1997-
                                                                                         Present) Baron Capital Funds Trust;
                                                                                         Chairman (2004-Present) Trustee
                                                                                         (2003-Present) Baron Select Funds.

Harold W. Milner^**               Trustee                  7 years                       Retired; President and CEO, Kahler
2293 Morningstar Drive                                                                   Realty Corporation (1985-1997)
Park City, UT 84060                                                                      (hotel ownership and management);
DOB: November 11, 1934                                                                   Trustee (1987-Present) Baron
                                                                                         Investment Funds Trust; Trustee
                                                                                         (1997-Present) Baron Capital Funds
                                                                                         Trust; Trustee (2003-Present) Baron
                                                                                         Select Funds.

DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------

David I. Fuente^**                Director (1987-Present) Office
701 Tern Point Circle             Depot; Director, Ryder System,
Boca Raton, FL 33431              Inc. (1998-Present); Director,
DOB: September 10, 1945           Dick's Sporting Goods, Inc.
                                  (1993-Present).

Charles N. Mathewson^**           None outside the Baron Funds
9295 Prototype Road               Complex.
Reno, NV 89521
DOB: June 12, 1928

Harold W. Milner^**               None outside the Baron Funds
2293 Morningstar Drive            Complex.
Park City, UT 84060
DOB: November 11, 1934

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
Raymond Noveck+ +^**              Trustee                  7 years                       Private Investor (1999-Present);
31 Karen Road                                                                            President, The Medical Information
Waban, MA 02168                                                                          Line, Inc. (1997-1998) (health care
DOB: May 4, 1943                                                                         information); President, Strategic
                                                                                         Systems, Inc. (1990-1997) (health
                                                                                         care information); Director,
                                                                                         Horizon/CMS Healthcare Corporation
                                                                                         (1987-1997); Trustee (1987-Present)
                                                                                         Baron Investment Funds Trust;
                                                                                         Trustee (1997-Present) Baron
                                                                                         Capital Funds Trust; Trustee (2003-
                                                                                         Present) Baron Select Funds.

David A. Silverman, MD^**         Trustee                  7 years                       Physician and Faculty, New York
146 Central Park West                                                                    University School of Medicine
New York, NY 10024                                                                       (1976-Present)Trustee (1987-
DOB: March 14, 1950                                                                      Present) Baron Investment Funds
                                                                                         Trust; Trustee (1997-Present) Baron
                                                                                         Capital Funds Trust; Trustee (2003-
                                                                                         Present) Baron Select Funds.

OFFICERS OF THE FUNDS
---------------------

Clifford Greenberg               Senior Vice President    7 years                      Senior Vice President, Baron Capital,
767 Fifth Avenue                 and Portfolio Manager                                 Inc., Baron Capital Group, Inc., BAMCO,
New York, NY 10153                                                                     Inc., (2003-Present)(Vice President, 1997-
DOB: April 30, 1959                                                                    2003), Portfolio Manager, Baron Small Cap
                                                                                       Fund (1997-Present); General Partner, HPB
                                                                                       Associates, LP (1984-1996) (investment
                                                                                       partnership).

Andrew Peck                      Vice President and       2 years                      Vice President and Co-Portfolio Manager,
767 Fifth Avenue                 Co-Portfolio Manager                                  Baron Asset Fund (2003-Present), Analyst,
New York, NY 10153                                                                     Baron Capital, Inc. (1998-Present).
DOB: March 25, 1969

Susan Robbins                    Vice President           7 years                      Senior Analyst, Vice President and
767 Fifth Avenue                                                                       Director, Baron Capital, Inc. (1982-
New York, NY 10153                                                                     Present), Baron Capital Management, Inc.
DOB: October 19, 1954                                                                  (1984-Present).


DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Raymond Noveck+ +^**              None outside the Baron Funds
31 Karen Road                     Complex.
Waban, MA 02168
DOB: May 4, 1943

David A. Silverman, MD^**         Director, New York Blood Center
146 Central Park West             (1999-Present).
New York, NY 10024
DOB: March 14, 1950

Clifford Greenberg               None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1959

Andrew Peck                      None
767 Fifth Avenue
New York, NY 10153
DOB: March 25, 1969

Susan Robbins                    None
767 Fifth Avenue
New York, NY 10153
DOB: October 19, 1954

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Mitchell J. Rubin                Vice President and       4 years                      Vice President and Senior Analyst, Baron
767 Fifth Avenue                 Portfolio Manager                                     Capital, Inc. (1997-Present), Portfolio
New York, NY 10153                                                                     Manager of Baron iOpportunity Fund (2000-
DOB: September 22, 1966                                                                Present); Portfolio Manager of Baron Fifth
                                                                                       Avenue Growth Fund (2004-Present).

Peggy C. Wong                    Treasurer and Chief      7 years                      Treasurer and Chief Financial Officer,
767 Fifth Avenue                 Financial Officer                                     Baron Capital, Inc., Baron Capital Group,
New York, NY 10153                                                                     Inc., BAMCO, Inc. and Baron Capital
DOB: April 30, 1961                                                                    Management, Inc. (1987-Present).

NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------

Mitchell J. Rubin                None
767 Fifth Avenue
New York, NY 10153
DOB: September 22, 1966

Peggy C. Wong                    None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1961

--------------------------------------------------------------------------------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
#    Members of the Audit Committee.
^    Members of the Nominating Committee.
**   Members of the Independent Committee.


The Trustees of the Fund are responsible for the overall supervision of the operation of the Portfolio and the Fund and perform various duties imposed on trustees of investment companies by the 1940 Act and under the Fund's Declaration of Trust and By-laws.

The Fund pays each Trustee who is not an interested person of the Fund or the Adviser (each a "Disinterested" Trustee) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Trustees. Specifically, each Disinterested Trustee receives a base annual compensation of $1,750, with the Chairman receiving an additional $350 for his office. An additional $350 each, paid to each Disinterested Trustee for attendance in person at the quarterly Trustee Meeting; $87.50 is paid per quarterly meeting, if the Trustee attends by telephone. The Interested Trustees and Officers receive no direct remuneration in such capacity from the Funds.

The Board of Trustees has established four committees, i.e., Audit, Executive Committee, Nominating and Independent.

There are two members of the Audit Committee. The Audit Committee recommends to the full Board the engagement or discharge of the Fund's independent accountants; directs investigations into matters within the scope of the independent accountants' duties; reviews with the independent accountants the result of the audit; and reviews the independence of the independent accountants. Each member of the Audit Committee receives an aggregate of $350 in annual compensation for serving on the Audit Committee. The Audit Committee met twice during the fiscal year ended December 31, 2004.

There are four members of the Executive Committee which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session. Members of the Executive Committee serve on the committee without compensation. There was one meeting of the Executive Committee during the fiscal year ended December 31, 2004.

There are three members of the Nominating Committee. The Nominating Committee recommends to the full Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meeting. The Nominating Committee does not normally consider candidates proposed by shareholders for election as Trustees. Members of the Nominating Committee serve without compensation. There was one meeting of the Nominating Committee during the fiscal year ended December 31, 2004.

There are five members of the Independent Committee, all of whom serve on the committee without compensation. The committee discusses various Fund matters, including the advisory contract and distribution plan. Its members are all Disinterested Trustees of the Funds. This committee met two times during the fiscal year ended December 31, 2004.


TRUSTEE OWNERSHIP OF FUND SHARES

The following table shows the dollar range of shares beneficially owned by each Trustee as of December 31, 2004:


--------------------------------------------------------------------------------
                                                      Aggregate Dollar Range of
                                                      Equity Securities in All
                                                        Registered Investment
                                                        Companies Overseen by
                          Dollar Range of Equity         Trustee in Family of
Name of Trustee           Securities in the Funds        Investment Companies
--------------------------------------------------------------------------------
Interested:
Ronald Baron                       None                          None
--------------------------------------------------------------------------------
Linda S. Martinson                 None                          None
--------------------------------------------------------------------------------
Morty Schaja                       None                          None
--------------------------------------------------------------------------------
Disinterested:
Steven B. Dodge                    None                          None
--------------------------------------------------------------------------------
David I. Fuente                    None                          None
--------------------------------------------------------------------------------
Norman Edelcup                     None                          None
--------------------------------------------------------------------------------
Charles Mathewson                  None                          None
--------------------------------------------------------------------------------
Harold Milner                      None                          None
--------------------------------------------------------------------------------
Raymond Noveck                     None                          None
--------------------------------------------------------------------------------
David Silverman                    None                          None
--------------------------------------------------------------------------------

The Disinterested Trustees do not own any securities of the Adviser, the Distributor or any other entity controlling; controlled by or under common control with the Adviser or Distributor.


TRUSTEE COMPENSATION TABLE

The Trustees of the Funds received the following compensation from the Funds for the fiscal year ended December 31, 2004:

---------------------------------------------------------------------------------------------------------------------
                         Aggregate              Pension or                Estimated Annual        Total Compensation
                         Compensation           Retirement Benefits       Benefits Upon           From Fund and Fund
Name                     From the Funds         Accrued As Part of        Retirement              Complex Paid to
                                                Funds Expenses                                    Trustees
---------------------------------------------------------------------------------------------------------------------
Interested:
Ronald Baron                 $0                       N/A                       N/A                     $0
---------------------------------------------------------------------------------------------------------------------
Linda S. Martinson           $0                       N/A                       N/A                     $0
---------------------------------------------------------------------------------------------------------------------
Morty Schaja                 $0                       N/A                       N/A                     $0
---------------------------------------------------------------------------------------------------------------------
Disinterested:
Steven B. Dodge              $  788                   N/A                       N/A                     $  788
---------------------------------------------------------------------------------------------------------------------
David I. Fuente              $3,125                   N/A                       N/A                     $3,125
---------------------------------------------------------------------------------------------------------------------
Norman Edelcup               $  438                   N/A                       N/A                     $  438
---------------------------------------------------------------------------------------------------------------------
Charles Mathewson            $2,400                   N/A                       N/A                     $2,400
---------------------------------------------------------------------------------------------------------------------
Harold Milner                $2,663                   N/A                       N/A                     $2,663
---------------------------------------------------------------------------------------------------------------------
Raymond Noveck               $3,213                   N/A                       N/A                     $3,213
---------------------------------------------------------------------------------------------------------------------
David Silverman              $2,663                   N/A                       N/A                     $2,663
---------------------------------------------------------------------------------------------------------------------


CODE OF ETHICS

The Fund, the Adviser and the Distributor have adopted a written code of ethics pursuant to Rule 17j-1 under the Investment Company Act. The code of ethics allows employees, subject to the code, to invest in securities including, under certain circumstances, securities held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated to BAMCO, the investment adviser, all decision making on proxy voting. BAMCO makes its own independent voting decisions, although it may consider recommendations from third parties in its decision making process. The Adviser makes voting decisions solely in the best interests of the Fund and its shareholders. It is the policy of the Adviser in voting proxies to vote each proposal with the objective of maximizing long-term investment returns for the Fund.

The Adviser  uses  guidelines  which are  reviewed  quarterly  by a Proxy Review
Committee established by the Adviser. While the Adviser makes investment decisions based, in part, on the strength of a company's management team, it will not automatically support management proposals if such proposals are inconsistent with the Adviser's policies.

If it is determined that there is a potential material conflict of interest between the interests of the Adviser and the interests of the Fund, the Committee will review the matter and may either (i) request that the Fund consent to the Adviser's vote, (ii) vote in accordance with the published recommendations of and independent voting organization, or (iii) appoint an independent third party to vote.

A full copy of the Proxy Voting Policies and Procedures as well as the most current proxy voting record (Form N- PX) for the Fund can be found found on the Fund's website www.BaronFunds.com.


PRINCIPAL HOLDERS OF SHARES

As of December 31, 2004, the following persons were known to the Fund to be the record or beneficial owners of more than 5% of the outstanding Retirement Shares of the Fund:

         Retirement Plan of the Carmelites,
         Province of Most Pure Heart of Mary           100%

The above record owner is a retirement plan that holds stock for the benefit of its plan participants. As of December 31, 2004, none of the officers and Trustees of the Fund beneficially owned directly or indirectly any shares of the Fund.


INVESTMENT ADVISER

The investment adviser to the Fund is BAMCO, Inc. (the "Adviser"), a New York corporation with its principal offices at 767 Fifth Avenue, New York, N.Y. 10153 and a subsidiary of Baron Capital Group, Inc. ("BCG"). Mr. Ronald Baron, with his family, is the controlling stockholder of BCG and is BAMCO's chief investment officer. Mr. Baron has over 30 years of experience as a Wall Street analyst and has managed money for others for over 25 years. He has been a participant in Barron's Roundtable and has been a featured guest on Wall Street Week, CNN and CNBC/FNN. Pursuant to an Advisory Agreements with the Fund (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services and management to the Fund, including making the day-to-day investment decisions and arranging portfolio transactions for the Fund subject to such policies as the Trustees may determine. For such services, the Adviser receives an annual fee of 1% of the assets of the Fund. The Fund incurred advisory expenses of $ for the year ended December 31, 2004; $1,451,326 for the year ended December 31, 2003; and $1,372,518 for the year ended December 31, 2002.

Under the Advisory Agreements, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Fund, and pays the salaries and fees of all officers and Trustees who are interested persons of the Adviser.

The Fund pays all operating and other expenses not borne by the Adviser such as audit, accounting and legal fees; custodian fees; expenses of registering and qualifying its shares with federal and state securities commissions; expenses in preparing shareholder reports and proxy solicitation materials; expenses associated with the Fund's shares such as dividend disbursing, transfer agent and registrar fees; certain insurance expenses; compensation of Trustees who are not interested persons of the Adviser; and other miscellaneous business expenses. The Fund also pays the expenses of offering the shares of each respective Fund, including the registration and filing fees, legal and accounting fees and costs of printing the prospectus and related documents. The Fund also pays all taxes imposed on it and all brokerage commissions and expenses incurred in connection with its portfolio transactions.

The Adviser utilizes the staffs of BCG and its subsidiary Baron Capital Management, Inc. ("BCM") to provide research. Directors, officers or employees of the Adviser and/or its affiliates may also serve as officers and/or Trustees of the Fund. BCM is an investment adviser to institutional and individual accounts. Clients of BCM have investment objectives which may or may not vary from those of each other and of the Fund. BCM invests assets in such clients' accounts and in the accounts of principals and employees of BCM and its affiliates in investments substantially similar to, or the same as, those which constitute the principal investments of the Fund. When the same securities are purchased for or sold by a Fund and any of such other accounts, it is the policy of the Adviser and BCM to allocate such transactions in a manner deemed equitable by the Adviser, and for the principals and employees of the Adviser, BCM, and affiliates to take either the same or least favorable price of the day. All trading by employees is subject to the Code of Ethics of the Fund and the Adviser. In certain circumstances the Adviser may make investments for the Fund that conflict with investments being made by BCM. The Adviser may also make investment decisions for the Fund that are inconsistent with the investment decisions for other Fund that is manages.

The Advisory Agreement provides that the Fund may use "Baron" as part of its name for so long as the Adviser serves as investment adviser to the Fund. The Fund acknowledges that the word "Baron" in its name is derived from the name of the entities controlling, directly and indirectly, the Adviser, which derive their name from Ronald Baron; that such name is the property of the Adviser and its affiliated companies for copyright and/or other purposes; and that if for any reason the Adviser ceases to be the Fund's investment adviser, the Fund will promptly take all steps necessary to change its name to one that does not include "Baron," absent the Adviser's written consent.

The Advisory Agreement provides that the Adviser shall have no liability to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund taken in good faith on account of any action; provided, that the Adviser shall not be protected against liabilities arising by virtue of willful misfeasance, bad faith or gross negligence, or reckless disregard of the Adviser's obligations under the Advisory Agreement.

The Advisory Agreement with respect to the Fund was approved by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" ( as defined by the Investment Company Act of 1940 ("1940 Act" )) on April 28, 1998 for an initial term of two years. The Fund's Advisory Agreement must normally be approved, after this initial term, annually by the Trustees or a majority of the Fund's shares and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. With respect to the Fund, such approval for 2003 was given at a Board of Trustees meeting held on May 3, 2004.

The Advisory Agreement is terminable without penalty by either the Fund (when authorized by majority vote of either its outstanding shares or the Trustees) or the Adviser on 60 days' written notice. The Advisory Agreement shall automatically terminate in the event of its "assignment" (as defined by 1940
Act).

In approving the Advisory Agreement the Trustees considered a broad scope of information, including the following:

o confidence in the senior personnel of the Adviser, and the Adviser's resources;
o    the Adviser's investment principles and process;
o    the quality of the services provided by the Adviser;
o the nature of the services provided by the Adviser, including the extensive devotion to research efforts by the Adviser;
o    the type of investing to be used for the Fund;
o    historical performance of the Fund;
o historical performance of the Adviser as compared to similar funds managed by other advisers over comparable periods;
o the advisory fee rate payable to the Adviser by the Fund and by other funds managed by the Adviser, and as compared to similar funds managed by other advisers over comparable periods;
o the total expense ratio of the Fund and as compared to similar funds managed by other advisers over comparable periods;
o the total compensation paid to affiliates of the Adviser for other services;
o the profitability to the Adviser and its affiliates of the Fund and of other Funds managed by the Adviser; and
o    the additional services provided by the Adviser.

In addition, the Trustees were offered the opportunity to ask questions or ask for any additional information. Based on their evaluation of the above information, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement, determining that the compensation under the Agreement is fair and reasonable in light of the services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

SERVICE AGREEMENTS

The Fund may have agreements with various service providers pursuant to which administrative services such as record keeping, reporting and processing services are provided to the Fund.

BROKERAGE

The Adviser is responsible for placing the portfolio brokerage business of the Fund with the objective of obtaining the best net results for the Fund, taking into account prompt, efficient and reliable executions at a favorable price. Brokerage transactions for the Fund in exchange-listed securities are effected chiefly by or through the Adviser's affiliate, Baron Capital, when consistent with this objective and subject to the conditions and limitations of the 1940 Act. Baron Capital, Inc. ("Baron Capital" or the "Distributor") a New York corporation and a subsidiary of BCG, located at 767 Fifth Avenue, New York, N.Y., 10153, is a member of the National Association of Securities Dealers, Inc., but is not a member of any securities exchange. Transactions in securities that trade on NASDAQ or are otherwise not listed are effected by broker/dealers other than Baron Capital. The Fund does not deal with Baron Capital in any portfolio transaction in which Baron Capital acts as principal.

The Fund's Board of Trustees has adopted procedures pursuant to Rule 17e-1 of the 1940 Act which are reasonably designed to provide that the commissions paid to Baron Capital are reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Board reviews no less frequently than quarterly that all transactions effected pursuant to Rule 17e-1during the preceding quarter were effected in compliance with such procedures. The Fund and the Adviser furnish such reports and maintain such records as required by Rule 17e-1.

--------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED 12/31                  2004        2003       2002
--------------------------------------------------------------------------------
Total Commissions Paid                         $304,508    $177,752    $243,848
--------------------------------------------------------------------------------
Commissions Paid to BCI                        $140,917    $ 96,171    $146,103
--------------------------------------------------------------------------------
% of Aggregate Dollar Amount of
Commissions Paid to BCI                          46.3%       54.1%       59.9%
--------------------------------------------------------------------------------
% of Aggregate Dollar Amount of
Transactions Involving Payment of
Commissions to BCI                               50.3%       53.5%       58.4%
--------------------------------------------------------------------------------
% of Total Transactions (Principal & Agency)
Where BCI Acted as Broker                        49.6%       52.8%       85.1%
--------------------------------------------------------------------------------

Under the Investment Advisory Agreements and as permitted by Section 28(e) of the Securities and Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer (except Baron Capital) which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is consistent with the Fund's policies and is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Such research and information may be used by the Adviser or its affiliates to supplement the services it is required to perform pursuant to the Advisory Agreement in serving the Fund and/or other advisory clients of affiliates.

Broker-dealers may be willing to furnish statistical research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Fund, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided research to the Adviser. Research provided by brokers is used for the benefit of all of the Adviser's or its affiliates' clients and not solely or necessarily for the benefit of the Fund. The Adviser's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration the in the selection of brokers to execute portfolio transactions.

Baron Capital acts as broker for, in addition to the Fund, accounts of BCM and Baron Capital, including accounts of principals and employees of Baron Capital, BCM and the Adviser. Investment decisions for the Fund and for investment accounts managed by BCM are made independent of each other in light of differing considerations for the various accounts. The same investment decision may, however, be made for two or more of the Adviser's and/or BCM's accounts. In such event, simultaneous transactions are inevitable. Purchases and sales are averaged as to price where possible and allocated to account in a manner deemed equitable by the Adviser in conjunction with BCM. This procedure could have a detrimental effect upon the price or value of the security for the Fund, but may have a beneficial effect.

The investment advisory fee that the Fund pays to the Adviser is not reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to the Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would by useful to the Adviser in carrying out its obligations to the Fund.


DISTRIBUTOR

DISTRIBUTION OF SECURITIES

The Fund has a distribution agreement with Baron Capital. Baron Capital is affiliated with the Adviser. The Distributor acts as the agent for the Fund for the continuous public offering of its shares on a best efforts basis.

COMPENSATION TABLE

The following table discloses compensation received by Baron Capital from the Funds for the fiscal year ended December 31, 2004:

--------------------------------------------------------------------------------------------------------------------
                                 Net Underwriting        Compensation on
                                  Discounts and          Redemptions and           Brokerage               Other
                                   Commissions             Repurchases            Commissions          Compensation
--------------------------------------------------------------------------------------------------------------------
Baron Capital Asset Fund                $0                      $0                  $140,917             $0
--------------------------------------------------------------------------------------------------------------------

CUSTODIAN,  TRANSFER  AGENT  AND DIVIDEND  AGENT

The Bank of New York, One Wall Street, New York, NY 10286, is the custodian for the Fund's cash and securities. DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105, is the transfer agent and dividend agent for the Fund's shares. Neither institution assists in or is responsible for investment decisions involving assets of the Fund.


REDEMPTION OF SHARES

The Fund expects to make all redemptions in cash, but have reserved the right to make payment, in whole or in part, in portfolio securities. Payment will be made other than all in cash if the Fund's Board of Trustees determines that economic conditions exist which would make payment wholly in cash detrimental to the Fund's best interests. Portfolio securities to be so distributed, if any, would be selected in the discretion of the Fund's Board of Trustees and priced as described under "Determining Your Share Price" herein and in the Prospectus.


NET  ASSET VALUE

As more fully set forth in the Prospectus under "Determining Your Share Price," the net asset value per share of each Fund is determined as of the close of the New York Stock Exchange on each day that the Exchange is open. The Exchange is open all week days that are not holidays, which it announces annually. The most recent announcement states it will not be open on New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities traded on more than one national securities exchange are valued at the last sale price of the day as of which such value is being determined as reflected at the close of the exchange which is the principal market for such securities.

U.S. Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees.

TAXES

The Fund intends to qualify every year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Qualification as a regulated investment company relieves the Fund of Federal income taxes on the portion of their net investment income and net realized capital gains distributed to shareholders. The Fund intends to distribute virtually all of its net investment income and net realized capital gains at least annually to their respective shareholders.

A non-deductible 4% excise tax will be imposed on the Fund to the extent that it does not distribute (including declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income (the excess of short and long term capital gain over short and long term capital loss) for each one-year period ending October 31 and (iii) certain other amounts not distributed in previous years. Shareholders will be taxed during each calendar year on the full amount of such dividends distributed (including certain declared dividends not actually paid until the next calendar year).

For Federal income tax purposes, distributions paid from net investment income and from any net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Distributions paid from net capital gains are taxable as long-term capital gains, whether received in cash or shares and regardless of how long a shareholder has held the shares, and are not eligible for the dividends received deduction. The Fund will send written notices to shareholders regarding the Federal income tax status of all distributions made during each calendar year as ordinary income or capital gain.

The foregoing relates to Federal income taxation. Distributions may also be subject to state and local taxes. The Fund is organized as a Delaware business trust. Under current law, so long as the Fund qualifies for the Federal income tax treatment described above, it is believed that it will not be liable for any income or franchise tax imposed by Delaware.

Investors are urged to consult their own tax advisers regarding the application of Federal, state and local tax laws.


ORGANIZATION AND CAPITALIZATION

GENERAL

The Trust is an open-end investment company registered under the Investment Company Act of 1940. It is organized as a series fund and established under the laws of The State of Delaware by a Declaration of Trust dated November 20, 1997. The one series currently available is Baron Capital Asset Fund. Shares entitle their holders to one vote per share on all matters submitted to a vote of shareholders. The Trust's Declaration of Trust provides that no matters need be submitted to shareholders except as required by the 1940 Act. Consequently, matters such as mergers, acquisitions and sales of assets may not require shareholder approval. In the election of Trustees, shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights, and are transferable.


SHAREHOLDER AND TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

OTHER INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers, LLP, 300 Madison Avenue, New York, New York 10036, has been selected as independent registered public accounting firm of the Fund.

CALCULATIONS OF PERFORMANCE DATA

Advertisements and other sales literature for the Fund may refer to average annual total return and actual return. Average annual total return is computed by finding the average annual compounded rates of return over a given period that would equate a hypothetical initial investment to the ending redeemable value thereof, as follows:

                                       n
                                 P(1+T)  = ERV

         Where:            P  = a hypothetical initial payment of $1,000
                           T  = average annual total return
                           n
                              = number of years
                          ERV = ending redeemable value at the end of the
                                period of a hypothetical $1,000 investment made at the beginning of the period

Actual return is computed by measuring the percentage change between the net asset value of a hypothetical $1,000 investment in the Fund at the beginning of a period and the net asset value of that investment at the end of a period.

All performance calculations assume that dividends and distributions are reinvested at the net asset value on the appropriate reinvestment dates and include all recurring fees.

Computed in the manner described above, the performance of the Insurance Shares of the Fund has been:

                                     Average Annual Total Return    Total Return


Year ended 12/31/04                           25.74%                    25.74%

Five years ended 12/31/04                      9.12%                    54.68%

Inception (11/25/98) to 12/31/04              14.75%                   131.37%

Performance results represent past performance and are not necessarily representative of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

In addition to advertising average annual and actual return data, comparative performance information may be used in advertising materials about the Fund, including data and other information from AOL Personal Finance, MSN Money, CBS Market Watch, On Investing Magazine, Reuters, Financial Times, London Times, S&P Advisor Insight, P&I Daily, Boston Herald, Daily Telegraph (London) The New York Post, Lipper Analytical Services, Inc., CDA Investment Technologies, Morningstar Inc., Money, Forbes, SEI, Ibbotson, No Load Fund Investor, Growth Fund Guide, Fortune, Barron's, The New York Times, The Wall Street Journal, Changing Times, Medical Economics, Business Week, Consumer Digest, Dick Davis Digest, Dickenson's Retirement Letter, Equity Fund Outlook, Executive Wealth Advisor, Financial World, Investor's Daily, Time, Personal Finance, Investment Advisor, SmartMoney, Rukeyser, Kiplinger's, NAPFA News, US News, Bottomline, Investors Business Daily, Bloomberg Radio, CNBC, USA Today, 1998 Mutual Fund Report, Mutual Fund Magazine, The Street.com, Bloomberg Personal, Worth, Washington

Business Journal, Investment News, Hispanic Magazine, Institutional Investor, Rolling Stone Magazine, Microsoft Investor, Individual Investor, SmartMoney Interactive, Art & Auction, Dow Jones Newswire, and/or Dow Jones News. The Fund may also use comparative performance data from indexes such as the Dow Jones Industrial Average, Standard & Poor's 400, 500, Small Cap 600, 1,500, or Midcap 400, Value Line Index, Wilshire 4, 500, 5000, or Small Cap; NASDAQ/OTC Composite, New York Stock Exchange; and the Russell 1000, 2000, 2500, 3000, 2000 Growth, 2000 Value, or Midcap. With respect to the rating services, the Fund may use performance information that ranks the Fund in any of the following categories: all Fund, aggressive growth Fund, value Fund, mid-cap Fund, small-cap Fund, growth and income Fund, equity income Fund, and any combination of the above listed categories.


FINANCIAL STATEMENTS

The Fund's financial statements for the year ended December 31, 2004 appearing in the 2004 Annual Financial Report to Shareholders and the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, appearing therein, are incorporated by reference in this Statement of Additional Information.

                            BARON CAPITAL FUNDS TRUST

                            PART C. OTHER INFORMATION


Item 23.  Exhibits

               a.  Declaration of Trust dated November 20, 1997.*
               b.  By-laws dated November 20, 1997.*
               c. Specimen Share Certificates representing shares of beneficial interest of $.01 par value.*
               d.  Investment Advisory Agreement between
                   Baron Capital Funds Trust and BAMCO, Inc.*
               e.  Distribution Agreement with Baron Capital, Inc.*
               f.  Inapplicable.
               g. (1)  Custodian Agreement with The Bank of New York.*
                  (2)  Fee Schedule for Exhibit 8(a).*
               h.  Inapplicable.
               i.  Opinion and consent of counsel as to legality of shares being registered (filed with Rule 24f-2 Notice).*
               j.  Consent of Independent Certified Public Accountants.
               k.  Inapplicable.
               l. Letter agreement between the Registrant and the Purchaser of the Initial Shares.*
               m.  Distribution Plan pursuant to Rule 12b-1.*
               n.  Rule 18f-3 Plan*
               o.  Inapplicable*
               p.  Code of Ethics*

     *   Previously filed.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

The  following   diagram   indicates  the  persons  under  common  control  with
Registrant, all of which are incorporated in New York.

     Ronald Baron

                 controls :     Baron Capital Group, Inc.

          and owns 100% of:     Baron Capital, Inc.
                                BAMCO, Inc.
                                Baron Capital Management, Inc.

Baron Capital, Inc. serves as distributor of Registrant's shares and performs brokerage services for Registrant. BAMCO, Inc. serves as investment adviser to Registrant. Baron Capital Management, Inc. is an affiliated investment adviser. All of the above corporate entities file consolidated financial statements. Ronald Baron, Chairman and CEO of Registrant, is the controlling shareholder of Baron Capital Group, Inc. and serves as Chairman and CEO of all the above entities.

ITEM 25.  INDEMNIFICATION
          ---------------

Article IV of Registrant's Declaration of Trust states as follows:

     Section 4.1. No Personal Liability of Shareholders, Trustees, Etc.
     ------------------------------------------------------------------
     No shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust of its shareholders, in connection with Trust Property of the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property, or to the Property of one or more specific series of the Trust if the claim arises from the conduct of such Trustee, officer, employee or agent with respect to only such Series, for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities, to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder out of the Trust Property for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one of more Series whose shares were held by said shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a shareholder under this Section 4.1 be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a shareholder in any appropriate situation even though not specifically provided herein.

     Section 4.2. Non-Liability of Trustees, Etc.
     --------------------------------------------

     No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 4.3. Mandatory Indemnification.
     ---------------------------------------
     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

          (i) against any liability to the Trust or a Series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated not the have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

          (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                    (A) by the court or other body approving the settlement or other disposition; or

                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

          (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

          (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4.3, a  "Non-interested  Trustee" is one who is not
     (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.


ITEM 26. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER
         ---------------------------------------------------

The  business  and  other   connections  of  BAMCO,  Inc.  is  summarized  under
"Management of the Fund" in the Prospectus constituting Part A of the Registration Statement, which summary is incorporated herein by reference.

The business and other connections of the officers and directors of BAMCO, Inc. is currently listed in the investment adviser registration on Form ADV for BAMCO, Inc. (File No. 801-29080) and is incorporated herein by reference.


ITEM 27. PRINCIPAL UNDERWRITERS
         ----------------------

     (a) Baron Investment Funds Trust
         Baron Select Funds

     (b)



        (1)                      (2)                         (3)

                                          POSITIONS AND                          POSITIONS AND
NAME AND PRINCIPAL                        OFFICES WITH                           OFFICES WITH
BUSINESS ADDRESS                          UNDERWRITER                            REGISTRANT
------------------                        --------------------                   ------------------

Ronald Baron                              Director,                              Trustee,
767 Fifth Avenue                          Chairman, CEO and                      President, CEO
New York, N.Y. 10153                      CIO                                    CIO and Portfolio
                                                                                 Manager

Susan Robbins                             Director, Vice President               Vice President and
767 Fifth Avenue                          and Senior Analyst                     Senior Analyst
New York, N.Y. 10153

Morty Schaja                              Director, President                    Trustee, Executive Vice President
767 Fifth Avenue                          and COO                                and COO
New York, N.Y. 10153

Clifford Greenberg                        Director and Senior Vice President     Senior Vice
767 Fifth Avenue                                                                 President
New York, N.Y. 10153

Peggy Wong                                Treasurer and CFO                      Treasurer and CFO
767 Fifth Avenue
New York, N.Y. 10153

Mitchell J. Rubin                         Vice President and                     None
767 Fifth Avenue                          Senior Analyst
New York, N.Y. 10153

Linda S. Martinson                        Director, Secretary, Vice President    Trustee, Vice
767 Fifth Avenue                          and General Counsel                    President, General
New York, N.Y. 10153                                                             Counsel and
                                                                                 Secretary

David Kaplan                              Vice President                         None
767 Fifth Avenue
New York, N.Y. 10153


                                          POSITIONS AND                          POSITIONS AND
NAME AND PRINCIPAL                        OFFICES WITH                           OFFICES WITH
BUSINESS ADDRESS                          UNDERWRITER                            REGISTRANT
------------------                        --------------------                   ------------------

David Schneider                           Vice President                         None
767 Fifth Avenue
New York, N.Y. 10153

Matt Kelly                                Vice President                         None
767 Fifth Avenue
New York, N.Y. 10153

Andrew Peck                               Vice President                         None
767 Fifth Avenue
New York, N.Y. 10153

    (c) Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
         --------------------------------

Certain accounts, books and other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, BAMCO, Inc. and Baron Capital, Inc., 767 Fifth Avenue, New York, NY 10153. Records relating to the duties of the Registrant's transfer agent are maintained by DST Systems, Inc., 330 West 9th Street, Pointdexter 1, Kansas City, MO 64105 and of the Registrant's custodian are maintained by The Bank of New York, 100 Church Street, New York, N.Y. 10286.

ITEM 29. MANAGEMENT SERVICES
         -------------------

Inapplicable.

ITEM 30. UNDERTAKINGS
         ------------

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                            SIGNATURES
                            ----------

Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund (certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this post -effective amendment No. 9 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 20th day of April 2005.

                            BARON CAPITAL FUNDS TRUST


                            By:  /s/ Ronald Baron
                                 ----------------
                                     Ronald Baron, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                   TITLE                             DATE
----------                   -----                             ----

/s/ Ronald Baron               President, CEO                  April 20, 2005
----------------               & Trustee
    Ronald Baron


/*s/ Steven B. Dodge           Trustee                         April 20, 2005
--------------------
     Steven B. Dodge


/*s/ Norman S. Edelcup         Trustee                         April 20, 2005
---------------------
     Norman S. Edelcup


/*s/ David I. Fuente           Trustee                         April 20, 2005
--------------------
     David I. Fuente


/s/ Linda S. Martinson         Secretary, General Counsel      April 20, 2005
---------------------          Vice President & Trustee
    Linda S. Martinson


/*s/ Charles N. Mathewson      Chairman & Trustee              April 20, 2005
-------------------------
     Charles N. Mathewson


/*s/ Harold Milner             Trustee                         April 20, 2005
------------------
     Harold Milner


/*s/ Raymond Noveck            Trustee                         April 20, 2005
------------------
     Raymond Noveck


/s/ Morty Schaja               Executive Vice President,       April 20, 2005
----------------               Chief Operating
    Morty Schaja               Officer and Trustee


/*s/ David A. Silverman        Trustee                         April 20, 2005
-----------------------
     David A. Silverman


/s/ Peggy Wong                 Treasurer (Principal            April 20, 2005
-------------                  Financial & Accounting
    Peggy Wong                 Officer)



*By: /s/ Linda S. Martinson
     -----------------------
         Linda S. Martinson
         Attorney-in-fact pursuant to a power of attorney previously filed.


Dated: April 20, 2005